Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Calvert Responsible Index Series, Inc.
Entity Central Index Key	0001105446
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000161548
Shareholder Report [Line Items]
Fund Name	Calvert International Responsible Index Fund
Class Name	Class A
Trading Symbol	CDHAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert International Responsible Index Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$58	0.54%

Expenses Paid, Amount	$ 58
Expense Ratio, Percent	0.54%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World ex USA Index (the Index):

↑ An out-of-Index position in Taiwan Semiconductor Manufacturing Co. contributed to returns as strong revenues were driven by surging demand for AI infrastructure chips

↑ An out-of-Index position in SK Hynix, Inc., a memory semiconductor firm, contributed to returns as it reported record second quarter revenue amid accelerating AI-memory demand

↑ Not owning Index component BHP Group Ltd., helped returns as weaker iron ore and coal prices and softer Chinese demand weighed on earnings expectations

↑ Among sectors, stock selection in information technology and stock selection and an underweight exposure to energy helped returns

↓ Not owning Index component firm Rheinmetall AG hurt returns as strong defense-business growth was offset by contract delays and margin pressure

↓ Not owning Index component and aerospace firm Rolls-Royce Holdings hurt returns as shares rallied on robust earnings growth, margin expansion, and higher engine output

↓ Not owning Index component Airbus SE hurt returns as the company delivered solid full-year 2024 results and strong order intake

↓ Among sectors, stock selection in the industrials, financials, and consumer staples sectors detracted from performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	MSCI World ex USA Index	Calvert International Responsible Index
11/15	$9,530	$9,841	$9,871
12/15	$9,315	$9,664	$9,747
1/16	$8,824	$8,999	$9,064
2/16	$8,572	$8,873	$8,922
3/16	$9,149	$9,476	$9,537
4/16	$9,349	$9,781	$9,739
5/16	$9,311	$9,670	$9,698
6/16	$9,001	$9,376	$9,342
7/16	$9,392	$9,837	$9,834
8/16	$9,478	$9,846	$9,878
9/16	$9,549	$9,966	$9,966
10/16	$9,296	$9,773	$9,717
11/16	$9,101	$9,616	$9,509
12/16	$9,326	$9,930	$9,812
1/17	$9,653	$10,225	$10,117
2/17	$9,760	$10,343	$10,277
3/17	$10,072	$10,606	$10,575
4/17	$10,306	$10,832	$10,820
5/17	$10,691	$11,193	$11,236
6/17	$10,749	$11,203	$11,279
7/17	$11,022	$11,537	$11,579
8/17	$11,022	$11,534	$11,570
9/17	$11,266	$11,833	$11,846
10/17	$11,481	$11,995	$12,068
11/17	$11,564	$12,116	$12,186
12/17	$11,647	$12,334	$12,324
1/18	$12,210	$12,908	$12,911
2/18	$11,602	$12,295	$12,326
3/18	$11,543	$12,082	$12,139
4/18	$11,657	$12,360	$12,340
5/18	$11,439	$12,125	$12,080
6/18	$11,237	$11,992	$11,883
7/18	$11,558	$12,287	$12,201
8/18	$11,425	$12,055	$12,086
9/18	$11,454	$12,149	$12,110
10/18	$10,515	$11,183	$11,112
11/18	$10,616	$11,173	$11,182
12/18	$10,021	$10,596	$10,576
1/19	$10,717	$11,352	$11,316
2/19	$10,979	$11,644	$11,628
3/19	$11,044	$11,703	$11,676
4/19	$11,437	$12,035	$12,072
5/19	$10,848	$11,465	$11,472
6/19	$11,513	$12,147	$12,191
7/19	$11,326	$12,000	$12,085
8/19	$11,160	$11,705	$11,829
9/19	$11,493	$12,034	$12,172
10/19	$11,911	$12,423	$12,635
11/19	$12,052	$12,578	$12,795
12/19	$12,436	$12,979	$13,243
1/20	$12,185	$12,728	$13,042
2/20	$11,396	$11,598	$12,031
3/20	$9,798	$9,960	$10,442
4/20	$10,515	$10,655	$11,208
5/20	$11,074	$11,108	$11,713
6/20	$11,529	$11,488	$12,207
7/20	$11,965	$11,794	$12,723
8/20	$12,513	$12,403	$13,343
9/20	$12,334	$12,053	$13,110
10/20	$11,888	$11,579	$12,645
11/20	$13,573	$13,356	$14,524
12/20	$14,305	$13,964	$15,274
1/21	$14,129	$13,815	$15,129
2/21	$14,408	$14,167	$15,424
3/21	$14,749	$14,528	$15,762
4/21	$15,224	$14,985	$16,322
5/21	$15,761	$15,506	$16,851
6/21	$15,632	$15,348	$16,739
7/21	$15,741	$15,450	$16,846
8/21	$16,050	$15,698	$17,221
9/21	$15,384	$15,247	$16,568
10/21	$15,947	$15,701	$17,079
11/21	$15,327	$14,966	$16,392
12/21	$16,060	$15,726	$17,237
1/22	$15,261	$15,032	$16,212
2/22	$14,725	$14,798	$15,828
3/22	$14,688	$14,970	$15,904
4/22	$13,678	$13,987	$14,810
5/22	$13,815	$14,103	$14,805
6/22	$12,521	$12,776	$13,366
7/22	$13,247	$13,411	$14,125
8/22	$12,421	$12,785	$13,390
9/22	$11,154	$11,601	$12,032
10/22	$11,764	$12,241	$12,629
11/22	$13,310	$13,545	$14,019
12/22	$12,943	$13,479	$13,888
1/23	$14,175	$14,584	$15,142
2/23	$13,731	$14,243	$14,809
3/23	$14,175	$14,560	$15,198
4/23	$14,480	$14,973	$15,538
5/23	$14,084	$14,320	$15,079
6/23	$14,705	$15,001	$15,767
7/23	$15,064	$15,487	$16,227
8/23	$14,395	$14,887	$15,524
9/23	$13,838	$14,386	$14,946
10/23	$13,361	$13,778	$14,302
11/23	$14,673	$15,073	$15,817
12/23	$15,492	$15,897	$16,713
1/24	$15,366	$15,966	$16,719
2/24	$15,900	$16,238	$17,151
3/24	$16,391	$16,786	$17,707
4/24	$15,781	$16,341	$17,133
5/24	$16,544	$16,966	$17,764
6/24	$16,402	$16,685	$17,711
7/24	$16,871	$17,208	$18,173
8/24	$17,373	$17,782	$18,728
9/24	$17,525	$17,979	$18,935
10/24	$16,648	$17,063	$18,024
11/24	$16,784	$17,103	$18,066
12/24	$16,235	$16,644	$17,615
1/25	$16,985	$17,472	$18,513
2/25	$17,315	$17,779	$18,713
3/25	$17,108	$17,676	$18,385
4/25	$17,825	$18,482	$19,269
5/25	$18,737	$19,352	$20,291
6/25	$19,420	$19,806	$20,971
7/25	$19,006	$19,566	$20,755
8/25	$19,745	$20,428	$21,475
9/25	$20,431	$20,862	$22,122

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 10/30/15 (Inception)
Class A	16.59%	10.62%	7.99%
Class A with 4.75% Maximum Sales Charge	11.06%	9.55%	7.46%
MSCI World ex USA Index	16.03%	11.59%	7.69%
Calvert International Responsible IndexFootnote Reference1	16.83%	11.03%	8.33%

Performance Inception Date	Oct. 30, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,294,709,392
Holdings Count | Holding	811
Advisory Fees Paid, Amount	$ 457,396
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,294,709,392
# of Portfolio Holdings	811
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$457,396

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	18.4%
South Korea	3.7%
Netherlands	4.7%
Australia	5.2%
Taiwan	6.3%
Germany	7.4%
France	8.0%
Switzerland	8.6%
Canada	10.2%
United Kingdom	11.1%
Japan	16.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
ASML Holding NV	1.6%
Samsung Electronics Co. Ltd.	1.4%
SAP SE	1.2%
Nestle SA	1.0%
AstraZeneca PLC	1.0%
Roche Holding AG	1.0%
Novartis AG	1.0%
HSBC Holdings PLC	1.0%
Siemens AG	0.9%
Total	14.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000161551
Shareholder Report [Line Items]
Fund Name	Calvert International Responsible Index Fund
Class Name	Class I
Trading Symbol	CDHIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert International Responsible Index Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$31	0.29%

Expenses Paid, Amount	$ 31
Expense Ratio, Percent	0.29%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World ex USA Index (the Index):

↑ An out-of-Index position in Taiwan Semiconductor Manufacturing Co. contributed to returns as strong revenues were driven by surging demand for AI infrastructure chips

↑ An out-of-Index position in SK Hynix, Inc., a memory semiconductor firm, contributed to returns as it reported record second quarter revenue amid accelerating AI-memory demand

↑ Not owning Index component BHP Group Ltd., helped returns as weaker iron ore and coal prices and softer Chinese demand weighed on earnings expectations

↑ Among sectors, stock selection in information technology and stock selection and an underweight exposure to energy helped returns

↓ Not owning Index component firm Rheinmetall AG hurt returns as strong defense-business growth was offset by contract delays and margin pressure

↓ Not owning Index component and aerospace firm Rolls-Royce Holdings hurt returns as shares rallied on robust earnings growth, margin expansion, and higher engine output

↓ Not owning Index component Airbus SE hurt returns as the company delivered solid full-year 2024 results and strong order intake

↓ Among sectors, stock selection in the industrials, financials, and consumer staples sectors detracted from performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	MSCI World ex USA Index	Calvert International Responsible Index
12/15	$978,554	$966,436	$974,672
3/16	$962,028	$947,582	$953,668
6/16	$947,004	$937,606	$934,241
9/16	$1,005,597	$996,624	$996,563
12/16	$983,445	$992,997	$981,168
3/17	$1,063,143	$1,060,604	$1,057,533
6/17	$1,135,688	$1,120,319	$1,127,875
9/17	$1,190,863	$1,183,307	$1,184,573
12/17	$1,232,292	$1,233,371	$1,232,447
3/18	$1,222,454	$1,208,232	$1,213,866
6/18	$1,190,870	$1,199,226	$1,188,348
9/18	$1,215,205	$1,214,888	$1,211,019
12/18	$1,063,859	$1,059,589	$1,057,646
3/19	$1,173,312	$1,170,302	$1,167,570
6/19	$1,223,544	$1,214,666	$1,219,114
9/19	$1,222,486	$1,203,365	$1,217,219
12/19	$1,323,418	$1,297,899	$1,324,306
3/20	$1,043,557	$995,999	$1,044,164
6/20	$1,228,696	$1,148,805	$1,220,734
9/20	$1,314,807	$1,205,329	$1,310,971
12/20	$1,526,148	$1,396,362	$1,527,381
3/21	$1,574,113	$1,452,807	$1,576,178
6/21	$1,669,497	$1,534,835	$1,673,857
9/21	$1,644,425	$1,524,715	$1,656,800
12/21	$1,717,500	$1,572,644	$1,723,657
3/22	$1,571,780	$1,497,015	$1,590,420
6/22	$1,340,963	$1,277,619	$1,336,555
9/22	$1,195,242	$1,160,140	$1,203,209
12/22	$1,387,682	$1,347,899	$1,388,755
3/23	$1,520,328	$1,455,983	$1,519,779
6/23	$1,578,149	$1,500,108	$1,576,702
9/23	$1,486,317	$1,438,553	$1,494,634
12/23	$1,665,094	$1,589,712	$1,671,272
3/24	$1,762,837	$1,678,604	$1,770,684
6/24	$1,765,150	$1,668,489	$1,771,075
9/24	$1,887,184	$1,797,937	$1,893,463
12/24	$1,749,218	$1,664,424	$1,761,537
3/25	$1,844,414	$1,767,647	$1,838,528
6/25	$2,094,897	$1,980,564	$2,097,127
9/25	$2,206,157	$2,086,211	$2,212,188

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 10/30/15 (Inception)
Class I	16.90%	10.90%	8.30%
MSCI World ex USA Index	16.03%	11.59%	7.69%
Calvert International Responsible IndexFootnote Reference1	16.83%	11.03%	8.33%

Performance Inception Date	Oct. 30, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,294,709,392
Holdings Count | Holding	811
Advisory Fees Paid, Amount	$ 457,396
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,294,709,392
# of Portfolio Holdings	811
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$457,396

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	18.4%
South Korea	3.7%
Netherlands	4.7%
Australia	5.2%
Taiwan	6.3%
Germany	7.4%
France	8.0%
Switzerland	8.6%
Canada	10.2%
United Kingdom	11.1%
Japan	16.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
ASML Holding NV	1.6%
Samsung Electronics Co. Ltd.	1.4%
SAP SE	1.2%
Nestle SA	1.0%
AstraZeneca PLC	1.0%
Roche Holding AG	1.0%
Novartis AG	1.0%
HSBC Holdings PLC	1.0%
Siemens AG	0.9%
Total	14.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000211122
Shareholder Report [Line Items]
Fund Name	Calvert International Responsible Index Fund
Class Name	Class R6
Trading Symbol	CDHRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert International Responsible Index Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$28	0.26%

Expenses Paid, Amount	$ 28
Expense Ratio, Percent	0.26%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the MSCI World ex USA Index (the Index):

↑ An out-of-Index position in Taiwan Semiconductor Manufacturing Co. contributed to returns as strong revenues were driven by surging demand for AI infrastructure chips

↑ An out-of-Index position in SK Hynix, Inc., a memory semiconductor firm, contributed to returns as it reported record second quarter revenue amid accelerating AI-memory demand

↑ Not owning Index component BHP Group Ltd., helped returns as weaker iron ore and coal prices and softer Chinese demand weighed on earnings expectations

↑ Among sectors, stock selection in information technology and stock selection and an underweight exposure to energy helped returns

↓ Not owning Index component firm Rheinmetall AG hurt returns as strong defense-business growth was offset by contract delays and margin pressure

↓ Not owning Index component and aerospace firm Rolls-Royce Holdings hurt returns as shares rallied on robust earnings growth, margin expansion, and higher engine output

↓ Not owning Index component Airbus SE hurt returns as the company delivered solid full-year 2024 results and strong order intake

↓ Among sectors, stock selection in the industrials, financials, and consumer staples sectors detracted from performance during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	MSCI World ex USA Index	Calvert International Responsible Index
11/15	$5,002,500	$4,920,429	$4,935,358
12/15	$4,892,772	$4,832,180	$4,873,359
1/16	$4,634,863	$4,499,546	$4,531,755
2/16	$4,507,160	$4,436,698	$4,460,930
3/16	$4,810,141	$4,737,910	$4,768,340
4/16	$4,915,308	$4,890,251	$4,869,559
5/16	$4,897,780	$4,834,979	$4,848,964
6/16	$4,735,022	$4,688,029	$4,671,203
7/16	$4,945,356	$4,918,642	$4,917,100
8/16	$4,990,427	$4,923,185	$4,939,159
9/16	$5,027,987	$4,983,118	$4,982,815
10/16	$4,897,780	$4,886,265	$4,858,696
11/16	$4,795,117	$4,807,949	$4,754,614
12/16	$4,917,227	$4,964,987	$4,905,842
1/17	$5,088,372	$5,112,743	$5,058,394
2/17	$5,149,678	$5,171,732	$5,138,643
3/17	$5,315,714	$5,303,019	$5,287,663
4/17	$5,440,880	$5,415,763	$5,409,795
5/17	$5,645,232	$5,596,319	$5,618,011
6/17	$5,678,439	$5,601,593	$5,639,376
7/17	$5,821,486	$5,768,321	$5,789,469
8/17	$5,824,040	$5,766,980	$5,785,132
9/17	$5,954,315	$5,916,534	$5,922,864
10/17	$6,069,263	$5,997,344	$6,033,920
11/17	$6,115,242	$6,058,000	$6,092,987
12/17	$6,161,459	$6,166,853	$6,162,234
1/18	$6,461,765	$6,454,175	$6,455,667
2/18	$6,140,748	$6,147,570	$6,162,804
3/18	$6,112,271	$6,041,159	$6,069,328
4/18	$6,171,814	$6,179,863	$6,169,965
5/18	$6,060,494	$6,062,657	$6,040,180
6/18	$5,954,351	$5,996,132	$5,941,742
7/18	$6,125,215	$6,143,458	$6,100,631
8/18	$6,057,905	$6,027,289	$6,042,793
9/18	$6,076,027	$6,074,442	$6,055,096
10/18	$5,578,968	$5,591,739	$5,556,187
11/18	$5,633,907	$5,586,697	$5,591,145
12/18	$5,319,297	$5,297,944	$5,288,228
1/19	$5,689,427	$5,675,996	$5,658,029
2/19	$5,829,547	$5,821,855	$5,813,899
3/19	$5,866,560	$5,851,511	$5,837,848
4/19	$6,075,419	$6,017,250	$6,035,866
5/19	$5,760,809	$5,732,650	$5,736,109
6/19	$6,117,720	$6,073,328	$6,095,569
7/19	$6,019,900	$6,000,076	$6,042,266
8/19	$5,932,655	$5,852,614	$5,914,480
9/19	$6,112,432	$6,016,824	$6,086,096
10/19	$6,334,510	$6,211,377	$6,317,573
11/19	$6,411,180	$6,288,935	$6,397,525
12/19	$6,619,170	$6,489,494	$6,621,530
1/20	$6,484,580	$6,363,902	$6,521,106
2/20	$6,067,348	$5,798,952	$6,015,404
3/20	$5,219,427	$4,979,993	$5,220,818
4/20	$5,598,973	$5,327,276	$5,603,886
5/20	$5,900,456	$5,553,869	$5,856,420
6/20	$6,142,719	$5,744,026	$6,103,668
7/20	$6,374,215	$5,896,976	$6,361,415
8/20	$6,667,623	$6,201,257	$6,671,271
9/20	$6,576,101	$6,026,647	$6,554,856
10/20	$6,339,222	$5,789,738	$6,322,703
11/20	$7,240,979	$6,678,072	$7,262,005
12/20	$7,633,822	$6,981,812	$7,636,907
1/21	$7,538,365	$6,907,382	$7,564,699
2/21	$7,691,096	$7,083,388	$7,711,817
3/21	$7,873,828	$7,264,036	$7,880,889
4/21	$8,130,198	$7,492,540	$8,161,046
5/21	$8,419,296	$7,752,945	$8,425,406
6/21	$8,351,112	$7,674,175	$8,369,283
7/21	$8,413,841	$7,725,106	$8,422,790
8/21	$8,580,209	$7,849,092	$8,610,588
9/21	$8,225,655	$7,623,573	$8,284,001
10/21	$8,528,390	$7,850,447	$8,539,532
11/21	$8,198,381	$7,483,098	$8,196,053
12/21	$8,591,821	$7,863,219	$8,618,286
1/22	$8,168,633	$7,516,167	$8,106,224
2/22	$7,881,868	$7,399,215	$7,914,128
3/22	$7,865,163	$7,485,076	$7,952,098
4/22	$7,325,042	$6,993,537	$7,404,774
5/22	$7,397,430	$7,051,600	$7,402,512
6/22	$6,709,750	$6,388,094	$6,682,776
7/22	$7,099,528	$6,705,704	$7,062,537
8/22	$6,659,636	$6,392,441	$6,695,060
9/22	$5,980,308	$5,800,700	$6,016,044
10/22	$6,308,835	$6,120,442	$6,314,468
11/22	$7,141,290	$6,772,327	$7,009,610
12/22	$6,944,591	$6,739,494	$6,943,773
1/23	$7,606,386	$7,291,862	$7,570,926
2/23	$7,370,640	$7,121,643	$7,404,444
3/23	$7,609,227	$7,279,915	$7,598,896
4/23	$7,776,806	$7,486,625	$7,769,169
5/23	$7,563,782	$7,160,140	$7,539,556
6/23	$7,898,940	$7,500,542	$7,883,508
7/23	$8,094,922	$7,743,256	$8,113,738
8/23	$7,739,882	$7,443,724	$7,761,984
9/23	$7,441,648	$7,192,765	$7,473,171
10/23	$7,186,019	$6,889,162	$7,151,029
11/23	$7,893,259	$7,536,585	$7,908,455
12/23	$8,333,401	$7,948,562	$8,356,359
1/24	$8,269,610	$7,982,791	$8,359,696
2/24	$8,559,569	$8,119,076	$8,575,270
3/24	$8,826,330	$8,393,022	$8,853,419
4/24	$8,498,677	$8,170,565	$8,566,701
5/24	$8,910,418	$8,483,076	$8,881,969
6/24	$8,835,029	$8,342,443	$8,855,377
7/24	$9,093,092	$8,604,175	$9,086,372
8/24	$9,365,653	$8,891,232	$9,363,876
9/24	$9,446,841	$8,989,684	$9,467,317
10/24	$8,980,008	$8,531,310	$9,012,142
11/24	$9,052,498	$8,551,705	$9,033,085
12/24	$8,759,460	$8,322,118	$8,807,683
1/25	$9,165,488	$8,735,993	$9,256,621
2/25	$9,347,603	$8,889,427	$9,356,321
3/25	$9,237,140	$8,838,233	$9,192,639
4/25	$9,625,255	$9,240,836	$9,634,433
5/25	$10,120,848	$9,675,930	$10,145,485
6/25	$10,491,050	$9,902,821	$10,485,633
7/25	$10,270,123	$9,783,116	$10,377,667
8/25	$10,673,166	$10,213,955	$10,737,293
9/25	$11,049,339	$10,431,056	$11,060,940

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 10/30/15 (Inception)
Class R6	16.96%	10.93%	8.32%
MSCI World ex USA Index	16.03%	11.59%	7.69%
Calvert International Responsible IndexFootnote Reference2	16.83%	11.03%	8.33%

Performance Inception Date	Oct. 30, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,294,709,392
Holdings Count | Holding	811
Advisory Fees Paid, Amount	$ 457,396
InvestmentCompanyPortfolioTurnover	16.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,294,709,392
# of Portfolio Holdings	811
Portfolio Turnover Rate	16%
Total Advisory Fees Paid	$457,396

Holdings [Text Block]

Country Allocation (% of total investments)

Value	Value
Other	18.4%
South Korea	3.7%
Netherlands	4.7%
Australia	5.2%
Taiwan	6.3%
Germany	7.4%
France	8.0%
Switzerland	8.6%
Canada	10.2%
United Kingdom	11.1%
Japan	16.4%

Top Ten Holdings (% of total investments)Footnote Referencea

Taiwan Semiconductor Manufacturing Co. Ltd.	3.9%
ASML Holding NV	1.6%
Samsung Electronics Co. Ltd.	1.4%
SAP SE	1.2%
Nestle SA	1.0%
AstraZeneca PLC	1.0%
Roche Holding AG	1.0%
Novartis AG	1.0%
HSBC Holdings PLC	1.0%
Siemens AG	0.9%
Total	14.0%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014080
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Core Responsible Index Fund
Class Name	Class A
Trading Symbol	CSXAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↓ Not owning Index component Palantir Technologies, Inc. hurt returns, as shares rose sharply due to expanding AI-software contracts and accelerating commercial growth

↓ An underweight position in Tesla, Inc. hurt as it surged over the year, powered by record EV deliveries and strong investor enthusiasm around autonomous-driving progress

↓ Not owning Index component and Facebook parent Meta Platforms, Inc also detracted as it generated double-digit total return amid AI and advertising segments momentum

↓ Among sectors, stock selection and an overweight position in healthcare, along with stock selection in consumer discretionary and information technology sectors, detracted

↑ Not owning Index component and energy major Exxon Mobil Corp. helped as shares lagged due to oil-price weakness and lower refining margins despite strong prior earnings

↑ Not owning Index component Berkshire Hathaway, Inc. contributed to returns as it under-performed the benchmark amid write-downs and slowed growth

↑An overweight position in Broadcom Inc. helped returns as it delivered strong results driven by its AI-networking business and robust semantic-software revenue growth

↑ Among sectors, an underweight position in energy and favorable stock selection in financials contributed to Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 1000® Index	Calvert US Large-Cap Core Responsible Index
9/15	$10,000	$10,000	$10,000
10/15	$10,286	$10,809	$10,806
11/15	$10,307	$10,845	$10,833
12/15	$10,059	$10,650	$10,577
1/16	$9,465	$10,076	$9,958
2/16	$9,454	$10,073	$9,953
3/16	$10,093	$10,775	$10,636
4/16	$10,139	$10,833	$10,682
5/16	$10,316	$11,023	$10,877
6/16	$10,247	$11,048	$10,813
7/16	$10,681	$11,469	$11,279
8/16	$10,721	$11,484	$11,325
9/16	$10,732	$11,493	$11,337
10/16	$10,498	$11,269	$11,098
11/16	$10,915	$11,713	$11,544
12/16	$11,099	$11,933	$11,744
1/17	$11,353	$12,173	$12,023
2/17	$11,795	$12,645	$12,496
3/17	$11,819	$12,653	$12,526
4/17	$11,937	$12,786	$12,658
5/17	$12,090	$12,949	$12,831
6/17	$12,149	$13,040	$12,899
7/17	$12,356	$13,298	$13,125
8/17	$12,379	$13,340	$13,153
9/17	$12,633	$13,624	$13,427
10/17	$12,904	$13,936	$13,720
11/17	$13,294	$14,361	$14,142
12/17	$13,400	$14,521	$14,264
1/18	$14,136	$15,319	$15,057
2/18	$13,684	$14,756	$14,582
3/18	$13,370	$14,421	$14,254
4/18	$13,340	$14,470	$14,230
5/18	$13,629	$14,840	$14,547
6/18	$13,666	$14,936	$14,591
7/18	$14,226	$15,451	$15,198
8/18	$14,823	$15,983	$15,848
9/18	$14,865	$16,044	$15,897
10/18	$13,732	$14,909	$14,691
11/18	$14,095	$15,212	$15,087
12/18	$12,813	$13,827	$13,713
1/19	$13,883	$14,985	$14,877
2/19	$14,408	$15,493	$15,450
3/19	$14,621	$15,763	$15,680
4/19	$15,221	$16,399	$16,344
5/19	$14,252	$15,354	$15,300
6/19	$15,271	$16,432	$16,409
7/19	$15,590	$16,687	$16,754
8/19	$15,265	$16,382	$16,410
9/19	$15,509	$16,665	$16,684
10/19	$15,859	$17,019	$17,071
11/19	$16,510	$17,662	$17,782
12/19	$16,968	$18,172	$18,287
1/20	$17,025	$18,191	$18,357
2/20	$15,698	$16,705	$16,926
3/20	$13,860	$14,497	$14,929
4/20	$15,660	$16,413	$16,893
5/20	$16,558	$17,279	$17,871
6/20	$17,000	$17,661	$18,363
7/20	$18,061	$18,695	$19,520
8/20	$19,432	$20,068	$21,014
9/20	$18,794	$19,334	$20,333
10/20	$18,390	$18,868	$19,906
11/20	$20,449	$21,090	$22,155
12/20	$21,348	$21,981	$23,147
1/21	$21,195	$21,800	$22,997
2/21	$21,749	$22,432	$23,607
3/21	$22,424	$23,281	$24,352
4/21	$23,614	$24,534	$25,666
5/21	$23,614	$24,651	$25,680
6/21	$24,257	$25,268	$26,395
7/21	$24,862	$25,793	$27,072
8/21	$25,620	$26,540	$27,917
9/21	$24,385	$25,321	$26,576
10/21	$26,110	$27,078	$28,477
11/21	$25,824	$26,714	$28,169
12/21	$26,751	$27,796	$29,191
1/22	$24,914	$26,229	$27,191
2/22	$24,202	$25,509	$26,419
3/22	$24,850	$26,370	$27,144
4/22	$22,410	$24,020	$24,476
5/22	$22,294	$23,983	$24,362
6/22	$20,508	$21,975	$22,406
7/22	$22,519	$24,021	$24,621
8/22	$21,562	$23,099	$23,577
9/22	$19,596	$20,962	$21,425
10/22	$21,112	$22,643	$23,096
11/22	$22,320	$23,868	$24,423
12/22	$20,906	$22,480	$22,880
1/23	$22,417	$23,987	$24,556
2/23	$21,937	$23,416	$24,036
3/23	$22,592	$24,157	$24,767
4/23	$22,728	$24,456	$24,925
5/23	$22,942	$24,570	$25,170
6/23	$24,530	$26,230	$26,929
7/23	$25,314	$27,132	$27,801
8/23	$24,860	$26,657	$27,312
9/23	$23,532	$25,404	$25,863
10/23	$22,870	$24,790	$25,144
11/23	$25,172	$27,105	$27,682
12/23	$26,536	$28,444	$29,201
1/24	$26,915	$28,840	$29,629
2/24	$28,313	$30,398	$31,184
3/24	$29,202	$31,372	$32,175
4/24	$27,947	$30,037	$30,803
5/24	$29,235	$31,452	$32,238
6/24	$30,255	$32,493	$33,388
7/24	$30,686	$32,965	$33,875
8/24	$31,320	$33,747	$34,583
9/24	$32,019	$34,468	$35,371
10/24	$31,725	$34,228	$35,064
11/24	$33,823	$36,431	$37,395
12/24	$32,859	$35,415	$36,347
1/25	$33,802	$36,543	$37,411
2/25	$33,045	$35,904	$36,587
3/25	$30,908	$33,826	$34,237
4/25	$30,782	$33,624	$34,105
5/25	$32,740	$35,771	$36,293
6/25	$34,372	$37,582	$38,131
7/25	$35,063	$38,417	$38,910
8/25	$35,766	$39,226	$39,708
9/25	$36,846	$40,586	$40,918

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	15.06%	14.40%	14.47%
Class A with 4.75% Maximum Sales Charge	9.60%	13.30%	13.92%
Russell 1000® Index	17.75%	15.98%	15.02%
Calvert US Large-Cap Core Responsible IndexFootnote Reference1	15.68%	15.00%	15.12%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 6,028,320,104
Holdings Count | Holding	791
Advisory Fees Paid, Amount	$ 1,119,338
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,028,320,104
# of Portfolio Holdings	791
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,119,338

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Energy	0.4%
Utilities	1.9%
Materials	2.6%
Real Estate	2.9%
Consumer Staples	5.2%
Communication Services	7.8%
Consumer Discretionary	9.1%
Health Care	9.7%
Industrials	10.5%
Financials	14.7%
Information Technology	35.1%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	7.2%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	4.5%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	1.6%
Eli Lilly & Co.	1.2%
Visa, Inc., Class A	1.1%
Netflix, Inc.	1.0%
Total	35.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014082
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Core Responsible Index Fund
Class Name	Class C
Trading Symbol	CSXCX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class C	$133	1.24%

Expenses Paid, Amount	$ 133
Expense Ratio, Percent	1.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↓ Not owning Index component Palantir Technologies, Inc. hurt returns, as shares rose sharply due to expanding AI-software contracts and accelerating commercial growth

↓ An underweight position in Tesla, Inc. hurt as it surged over the year, powered by record EV deliveries and strong investor enthusiasm around autonomous-driving progress

↓ Not owning Index component and Facebook parent Meta Platforms, Inc also detracted as it generated double-digit total return amid AI and advertising segments momentum

↓ Among sectors, stock selection and an overweight position in healthcare, along with stock selection in consumer discretionary and information technology sectors, detracted

↑ Not owning Index component and energy major Exxon Mobil Corp. helped as shares lagged due to oil-price weakness and lower refining margins despite strong prior earnings

↑ Not owning Index component Berkshire Hathaway, Inc. contributed to returns as it under-performed the benchmark amid write-downs and slowed growth

↑An overweight position in Broadcom Inc. helped returns as it delivered strong results driven by its AI-networking business and robust semantic-software revenue growth

↑ Among sectors, an underweight position in energy and favorable stock selection in financials contributed to Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class C	Russell 1000® Index	Calvert US Large-Cap Core Responsible Index
9/15	$10,000	$10,000	$10,000
10/15	$10,784	$10,809	$10,806
11/15	$10,801	$10,845	$10,833
12/15	$10,534	$10,650	$10,577
1/16	$9,909	$10,076	$9,958
2/16	$9,890	$10,073	$9,953
3/16	$10,553	$10,775	$10,636
4/16	$10,591	$10,833	$10,682
5/16	$10,767	$11,023	$10,877
6/16	$10,692	$11,048	$10,813
7/16	$11,140	$11,469	$11,279
8/16	$11,178	$11,484	$11,325
9/16	$11,178	$11,493	$11,337
10/16	$10,931	$11,269	$11,098
11/16	$11,354	$11,713	$11,544
12/16	$11,538	$11,933	$11,744
1/17	$11,797	$12,173	$12,023
2/17	$12,244	$12,645	$12,496
3/17	$12,263	$12,653	$12,526
4/17	$12,374	$12,786	$12,658
5/17	$12,529	$12,949	$12,831
6/17	$12,587	$13,040	$12,899
7/17	$12,788	$13,298	$13,125
8/17	$12,808	$13,340	$13,153
9/17	$13,060	$13,624	$13,427
10/17	$13,332	$13,936	$13,720
11/17	$13,721	$14,361	$14,142
12/17	$13,824	$14,521	$14,264
1/18	$14,575	$15,319	$15,057
2/18	$14,101	$14,756	$14,582
3/18	$13,771	$14,421	$14,254
4/18	$13,732	$14,470	$14,230
5/18	$14,022	$14,840	$14,547
6/18	$14,048	$14,936	$14,591
7/18	$14,614	$15,451	$15,198
8/18	$15,220	$15,983	$15,848
9/18	$15,253	$16,044	$15,897
10/18	$14,081	$14,909	$14,691
11/18	$14,441	$15,212	$15,087
12/18	$13,121	$13,827	$13,713
1/19	$14,209	$14,985	$14,877
2/19	$14,740	$15,493	$15,450
3/19	$14,944	$15,763	$15,680
4/19	$15,550	$16,399	$16,344
5/19	$14,550	$15,354	$15,300
6/19	$15,584	$16,432	$16,409
7/19	$15,897	$16,687	$16,754
8/19	$15,550	$16,382	$16,410
9/19	$15,795	$16,665	$16,684
10/19	$16,135	$17,019	$17,071
11/19	$16,789	$17,662	$17,782
12/19	$17,246	$18,172	$18,287
1/20	$17,293	$18,191	$18,357
2/20	$15,934	$16,705	$16,926
3/20	$14,063	$14,497	$14,929
4/20	$15,880	$16,413	$16,893
5/20	$16,774	$17,279	$17,871
6/20	$17,212	$17,661	$18,363
7/20	$18,277	$18,695	$19,520
8/20	$19,650	$20,068	$21,014
9/20	$19,001	$19,334	$20,333
10/20	$18,578	$18,868	$19,906
11/20	$20,640	$21,090	$22,155
12/20	$21,535	$21,981	$23,147
1/21	$21,371	$21,800	$22,997
2/21	$21,911	$22,432	$23,607
3/21	$22,581	$23,281	$24,352
4/21	$23,764	$24,534	$25,666
5/21	$23,750	$24,651	$25,680
6/21	$24,379	$25,268	$26,395
7/21	$24,974	$25,793	$27,072
8/21	$25,719	$26,540	$27,917
9/21	$24,461	$25,321	$26,576
10/21	$26,184	$27,078	$28,477
11/21	$25,876	$26,714	$28,169
12/21	$26,785	$27,796	$29,191
1/22	$24,934	$26,229	$27,191
2/22	$24,200	$25,509	$26,419
3/22	$24,838	$26,370	$27,144
4/22	$22,383	$24,020	$24,476
5/22	$22,253	$23,983	$24,362
6/22	$20,457	$21,975	$22,406
7/22	$22,445	$24,021	$24,621
8/22	$21,478	$23,099	$23,577
9/22	$19,511	$20,962	$21,425
10/22	$21,012	$22,643	$23,096
11/22	$22,191	$23,868	$24,423
12/22	$20,776	$22,480	$22,880
1/23	$22,265	$23,987	$24,556
2/23	$21,771	$23,416	$24,036
3/23	$22,409	$24,157	$24,767
4/23	$22,533	$24,456	$24,925
5/23	$22,732	$24,570	$25,170
6/23	$24,290	$26,230	$26,929
7/23	$25,052	$27,132	$27,801
8/23	$24,585	$26,657	$27,312
9/23	$23,260	$25,404	$25,863
10/23	$22,588	$24,790	$25,144
11/23	$24,846	$27,105	$27,682
12/23	$26,178	$28,444	$29,201
1/24	$26,535	$28,840	$29,629
2/24	$27,897	$30,398	$31,184
3/24	$28,749	$31,372	$32,175
4/24	$27,498	$30,037	$30,803
5/24	$28,749	$31,452	$32,238
6/24	$29,732	$32,493	$33,388
7/24	$30,138	$32,965	$33,875
8/24	$30,736	$33,747	$34,583
9/24	$31,403	$34,468	$35,371
10/24	$31,101	$34,228	$35,064
11/24	$33,129	$36,431	$37,395
12/24	$32,170	$35,415	$36,347
1/25	$33,073	$36,543	$37,411
2/25	$32,316	$35,904	$36,587
3/25	$30,205	$33,826	$34,237
4/25	$30,060	$33,624	$34,105
5/25	$31,955	$35,771	$36,293
6/25	$33,531	$37,582	$38,131
7/25	$34,183	$38,417	$38,910
8/25	$34,850	$39,226	$39,708
9/25	$36,416	$40,586	$40,918

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class C, with conversion to Class A after 8 years	14.22%	13.54%	13.78%
Class C, with 1% Maximum Contingent Deferred Sales Charge and conversion to Class A after 8 years	13.22%	13.54%	13.78%
Russell 1000® Index	17.75%	15.98%	15.02%
Calvert US Large-Cap Core Responsible IndexFootnote Reference1	15.68%	15.00%	15.12%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 6,028,320,104
Holdings Count | Holding	791
Advisory Fees Paid, Amount	$ 1,119,338
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,028,320,104
# of Portfolio Holdings	791
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,119,338

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Energy	0.4%
Utilities	1.9%
Materials	2.6%
Real Estate	2.9%
Consumer Staples	5.2%
Communication Services	7.8%
Consumer Discretionary	9.1%
Health Care	9.7%
Industrials	10.5%
Financials	14.7%
Information Technology	35.1%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	7.2%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	4.5%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	1.6%
Eli Lilly & Co.	1.2%
Visa, Inc., Class A	1.1%
Netflix, Inc.	1.0%
Total	35.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000014083
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Core Responsible Index Fund
Class Name	Class I
Trading Symbol	CISIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↓ Not owning Index component Palantir Technologies, Inc. hurt returns, as shares rose sharply due to expanding AI-software contracts and accelerating commercial growth

↓ An underweight position in Tesla, Inc. hurt as it surged over the year, powered by record EV deliveries and strong investor enthusiasm around autonomous-driving progress

↓ Not owning Index component and Facebook parent Meta Platforms, Inc also detracted as it generated double-digit total return amid AI and advertising segments momentum

↓ Among sectors, stock selection and an overweight position in healthcare, along with stock selection in consumer discretionary and information technology sectors, detracted

↑ Not owning Index component and energy major Exxon Mobil Corp. helped as shares lagged due to oil-price weakness and lower refining margins despite strong prior earnings

↑ Not owning Index component Berkshire Hathaway, Inc. contributed to returns as it under-performed the benchmark amid write-downs and slowed growth

↑An overweight position in Broadcom Inc. helped returns as it delivered strong results driven by its AI-networking business and robust semantic-software revenue growth

↑ Among sectors, an underweight position in energy and favorable stock selection in financials contributed to Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 1000® Index	Calvert US Large-Cap Core Responsible Index
9/15	$1,000,000	$1,000,000	$1,000,000
12/15	$1,056,655	$1,064,969	$1,057,713
3/16	$1,061,349	$1,077,472	$1,063,558
6/16	$1,078,363	$1,104,799	$1,081,261
9/16	$1,129,993	$1,149,318	$1,133,732
12/16	$1,169,771	$1,193,338	$1,174,359
3/17	$1,246,458	$1,265,254	$1,252,639
6/17	$1,282,975	$1,303,991	$1,289,920
9/17	$1,335,317	$1,362,381	$1,342,695
12/17	$1,417,532	$1,452,139	$1,426,394
3/18	$1,415,661	$1,442,119	$1,425,395
6/18	$1,448,700	$1,493,554	$1,459,148
9/18	$1,576,490	$1,604,408	$1,589,671
12/18	$1,359,869	$1,382,667	$1,371,264
3/19	$1,553,025	$1,576,250	$1,568,006
6/19	$1,623,675	$1,643,195	$1,640,872
9/19	$1,650,251	$1,666,545	$1,668,439
12/19	$1,806,176	$1,817,186	$1,828,744
3/20	$1,476,290	$1,449,737	$1,492,949
6/20	$1,811,422	$1,766,118	$1,836,278
9/20	$2,004,238	$1,933,411	$2,033,259
12/20	$2,277,780	$2,198,128	$2,314,659
3/21	$2,394,318	$2,328,093	$2,435,236
6/21	$2,591,637	$2,526,829	$2,639,450
9/21	$2,606,867	$2,532,065	$2,657,594
12/21	$2,861,347	$2,779,642	$2,919,114
3/22	$2,659,929	$2,637,031	$2,714,433
6/22	$2,196,198	$2,197,455	$2,240,606
9/22	$2,099,838	$2,096,164	$2,142,469
12/22	$2,241,643	$2,247,982	$2,287,960
3/23	$2,424,385	$2,415,692	$2,476,651
6/23	$2,634,201	$2,622,958	$2,692,885
9/23	$2,528,616	$2,540,418	$2,586,322
12/23	$2,852,681	$2,844,355	$2,920,117
3/24	$3,141,231	$3,137,210	$3,217,451
6/24	$3,256,788	$3,249,253	$3,338,773
9/24	$3,448,243	$3,446,835	$3,537,053
12/24	$3,541,593	$3,541,535	$3,634,704
3/25	$3,333,632	$3,382,565	$3,423,690
6/25	$3,709,213	$3,758,231	$3,813,105
9/25	$3,978,380	$4,058,591	$4,091,839

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	15.37%	14.69%	14.79%
Russell 1000® Index	17.75%	15.98%	15.02%
Calvert US Large-Cap Core Responsible IndexFootnote Reference1	15.68%	15.00%	15.12%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 6,028,320,104
Holdings Count | Holding	791
Advisory Fees Paid, Amount	$ 1,119,338
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,028,320,104
# of Portfolio Holdings	791
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,119,338

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Energy	0.4%
Utilities	1.9%
Materials	2.6%
Real Estate	2.9%
Consumer Staples	5.2%
Communication Services	7.8%
Consumer Discretionary	9.1%
Health Care	9.7%
Industrials	10.5%
Financials	14.7%
Information Technology	35.1%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	7.2%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	4.5%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	1.6%
Eli Lilly & Co.	1.2%
Visa, Inc., Class A	1.1%
Netflix, Inc.	1.0%
Total	35.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000195939
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Core Responsible Index Fund
Class Name	Class R6
Trading Symbol	CSXRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert US Large-Cap Core Responsible Index Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Index (the Index):

↓ Not owning Index component Palantir Technologies, Inc. hurt returns, as shares rose sharply due to expanding AI-software contracts and accelerating commercial growth

↓ An underweight position in Tesla, Inc. hurt as it surged over the year, powered by record EV deliveries and strong investor enthusiasm around autonomous-driving progress

↓ Not owning Index component and Facebook parent Meta Platforms, Inc also detracted as it generated double-digit total return amid AI and advertising segments momentum

↓ Among sectors, stock selection and an overweight position in healthcare, along with stock selection in consumer discretionary and information technology sectors, detracted

↑ Not owning Index component and energy major Exxon Mobil Corp. helped as shares lagged due to oil-price weakness and lower refining margins despite strong prior earnings

↑ Not owning Index component Berkshire Hathaway, Inc. contributed to returns as it under-performed the benchmark amid write-downs and slowed growth

↑An overweight position in Broadcom Inc. helped returns as it delivered strong results driven by its AI-networking business and robust semantic-software revenue growth

↑ Among sectors, an underweight position in energy and favorable stock selection in financials contributed to Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Russell 1000® Index	Calvert US Large-Cap Core Responsible Index
9/15	$5,000,000	$5,000,000	$5,000,000
10/15	$5,400,982	$5,404,543	$5,403,145
11/15	$5,411,893	$5,422,396	$5,416,304
12/15	$5,283,277	$5,324,845	$5,288,563
1/16	$4,972,323	$5,038,240	$4,979,127
2/16	$4,969,390	$5,036,511	$4,976,369
3/16	$5,306,745	$5,387,359	$5,317,792
4/16	$5,330,213	$5,416,656	$5,341,181
5/16	$5,427,019	$5,511,512	$5,438,255
6/16	$5,391,817	$5,523,993	$5,406,305
7/16	$5,623,566	$5,734,426	$5,639,388
8/16	$5,647,034	$5,742,045	$5,662,495
9/16	$5,649,967	$5,746,589	$5,668,658
10/16	$5,532,626	$5,634,530	$5,548,942
11/16	$5,752,641	$5,856,664	$5,772,134
12/16	$5,848,857	$5,966,692	$5,871,797
1/17	$5,985,797	$6,086,674	$6,011,408
2/17	$6,220,116	$6,322,277	$6,247,802
3/17	$6,232,289	$6,326,272	$6,263,194
4/17	$6,299,237	$6,393,155	$6,328,867
5/17	$6,381,401	$6,474,746	$6,415,474
6/17	$6,414,875	$6,519,955	$6,449,598
7/17	$6,527,471	$6,649,073	$6,562,271
8/17	$6,539,643	$6,669,871	$6,576,489
9/17	$6,676,583	$6,811,907	$6,713,473
10/17	$6,819,609	$6,968,145	$6,860,237
11/17	$7,026,541	$7,180,646	$7,071,098
12/17	$7,084,248	$7,260,696	$7,131,969
1/18	$7,476,952	$7,659,259	$7,528,386
2/18	$7,240,083	$7,378,062	$7,291,029
3/18	$7,074,898	$7,210,597	$7,126,976
4/18	$7,062,432	$7,235,104	$7,115,159
5/18	$7,218,266	$7,419,788	$7,273,673
6/18	$7,240,083	$7,467,769	$7,295,738
7/18	$7,536,169	$7,725,493	$7,599,227
8/18	$7,857,189	$7,991,693	$7,923,950
9/18	$7,879,006	$8,022,039	$7,948,353
10/18	$7,280,600	$7,454,373	$7,345,622
11/18	$7,474,584	$7,606,074	$7,543,527
12/18	$6,796,846	$6,913,336	$6,856,322
1/19	$7,370,816	$7,492,696	$7,438,281
2/19	$7,649,694	$7,746,388	$7,724,875
3/19	$7,763,191	$7,881,249	$7,840,030
4/19	$8,084,225	$8,199,526	$8,171,862
5/19	$7,571,868	$7,677,017	$7,650,096
6/19	$8,116,653	$8,215,976	$8,204,358
7/19	$8,285,277	$8,343,569	$8,377,214
8/19	$8,113,410	$8,190,752	$8,204,974
9/19	$8,249,606	$8,332,726	$8,342,193
10/19	$8,434,444	$8,509,326	$8,535,359
11/19	$8,781,421	$8,830,906	$8,891,040
12/19	$9,029,545	$9,085,930	$9,143,722
1/20	$9,062,368	$9,095,737	$9,178,527
2/20	$8,356,678	$8,352,459	$8,462,887
3/20	$7,381,842	$7,248,687	$7,464,746
4/20	$8,343,549	$8,206,548	$8,446,639
5/20	$8,822,762	$8,639,537	$8,935,292
6/20	$9,059,085	$8,830,590	$9,181,389
7/20	$9,626,919	$9,347,674	$9,760,055
8/20	$10,362,150	$10,033,766	$10,507,176
9/20	$10,027,357	$9,667,054	$10,166,297
10/20	$9,814,009	$9,433,935	$9,952,851
11/20	$10,910,290	$10,544,848	$11,077,656
12/20	$11,393,528	$10,990,639	$11,573,296
1/21	$11,317,284	$10,900,120	$11,498,393
2/21	$11,612,316	$11,216,012	$11,803,605
3/21	$11,976,962	$11,640,463	$12,176,181
4/21	$12,616,750	$12,267,076	$12,833,135
5/21	$12,620,065	$12,325,308	$12,839,782
6/21	$12,968,136	$12,634,146	$13,197,248
7/21	$13,293,002	$12,896,605	$13,535,881
8/21	$13,704,058	$13,269,863	$13,958,432
9/21	$13,047,695	$12,660,324	$13,287,969
10/21	$13,972,570	$13,538,789	$14,238,410
11/21	$13,823,396	$13,357,173	$14,084,635
12/21	$14,321,344	$13,898,211	$14,595,569
1/22	$13,342,679	$13,114,626	$13,595,274
2/22	$12,963,950	$12,754,743	$13,209,588
3/22	$13,315,867	$13,185,155	$13,572,163
4/22	$12,008,747	$12,009,824	$12,237,851
5/22	$11,948,418	$11,991,569	$12,181,012
6/22	$10,993,215	$10,987,274	$11,203,028
7/22	$12,075,778	$12,010,624	$12,310,477
8/22	$11,566,337	$11,549,460	$11,788,649
9/22	$10,513,938	$10,480,818	$10,712,343
10/22	$11,331,726	$11,321,382	$11,548,246
11/22	$11,981,934	$11,933,842	$12,211,663
12/22	$11,226,282	$11,239,911	$11,439,800
1/23	$12,040,764	$11,993,488	$12,278,103
2/23	$11,786,238	$11,708,096	$12,017,758
3/23	$12,139,181	$12,078,461	$12,383,256
4/23	$12,217,235	$12,228,125	$12,462,252
5/23	$12,336,014	$12,285,080	$12,584,946
6/23	$13,191,220	$13,114,788	$13,464,424
7/23	$13,618,823	$13,565,783	$13,900,547
8/23	$13,374,479	$13,328,477	$13,655,959
9/23	$12,665,200	$12,702,089	$12,931,611
10/23	$12,312,258	$12,395,090	$12,572,144
11/23	$13,554,344	$13,552,734	$13,841,216
12/23	$14,292,539	$14,221,775	$14,600,585
1/24	$14,501,815	$14,420,111	$14,814,707
2/24	$15,256,582	$15,198,817	$15,592,232
3/24	$15,740,319	$15,686,048	$16,087,256
4/24	$15,067,890	$15,018,570	$15,401,621
5/24	$15,764,334	$15,725,790	$16,118,922
6/24	$16,320,117	$16,246,265	$16,693,865
7/24	$16,556,839	$16,482,694	$16,937,530
8/24	$16,903,346	$16,873,390	$17,291,611
9/24	$17,284,160	$17,234,173	$17,685,266
10/24	$17,129,776	$17,113,754	$17,531,983
11/24	$18,265,357	$18,215,520	$18,697,563
12/24	$17,751,640	$17,707,677	$18,173,520
1/25	$18,264,916	$18,271,343	$18,705,441
2/25	$17,859,882	$17,951,758	$18,293,722
3/25	$16,711,123	$16,912,825	$17,118,448
4/25	$16,644,782	$16,812,170	$17,052,654
5/25	$17,706,249	$17,885,414	$18,146,408
6/25	$18,596,624	$18,791,153	$19,065,523
7/25	$18,973,724	$19,208,720	$19,455,116
8/25	$19,361,299	$19,613,020	$19,853,942
9/25	$19,947,900	$20,292,953	$20,459,197

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	15.41%	14.74%	14.83%
Russell 1000® Index	17.75%	15.98%	15.02%
Calvert US Large-Cap Core Responsible IndexFootnote Reference2	15.68%	15.00%	15.12%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 6,028,320,104
Holdings Count | Holding	791
Advisory Fees Paid, Amount	$ 1,119,338
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$6,028,320,104
# of Portfolio Holdings	791
Portfolio Turnover Rate	8%
Total Advisory Fees Paid	$1,119,338

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.1%
Energy	0.4%
Utilities	1.9%
Materials	2.6%
Real Estate	2.9%
Consumer Staples	5.2%
Communication Services	7.8%
Consumer Discretionary	9.1%
Health Care	9.7%
Industrials	10.5%
Financials	14.7%
Information Technology	35.1%

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	7.2%
Microsoft Corp.	6.3%
Apple, Inc.	6.3%
Alphabet, Inc., Class A	4.5%
Amazon.com, Inc.	3.6%
Broadcom, Inc.	2.6%
JPMorgan Chase & Co.	1.6%
Eli Lilly & Co.	1.2%
Visa, Inc., Class A	1.1%
Netflix, Inc.	1.0%
Total	35.4%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000154981
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Growth Responsible Index Fund
Class Name	Class A
Trading Symbol	CGJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert US Large-Cap Growth Responsible Index Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$53	0.49%

Expenses Paid, Amount	$ 53
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning Index component Palantir Technologies, Inc. hampered returns as its stock surged on large AI-software contracts and strong Q2 2025 growth

↓ An underweight position in Tesla, Inc. hurt returns as it posted strong gains over 12 months, driven by robust EV deliveries and AI/autonomous-driving momentum

↓ An overweight position in UnitedHealth Group, Inc. detracted from performance as guidance cuts and rising medical-cost pressures weighed on its share price

↓ Among sectors, stock selection and an underweight position in information technology, and stock selection and an overweight position in healthcare hurt

↑ An underweight position in Apple Inc. aided returns as shares lagged broader technology peers due to moderating iPhone demand and subdued hardware sales growth

↑ An underweight position in Alphabet, Inc., Google’s parent firm, helped returns amid investor concerns over rising AI infrastructure costs and softer advertising growth

↑ An underweight position in Microsoft Corp. also contributed as shares posted modest gains amid normalized cloud growth and persistent valuation pressures

↑ Among sectors, an underweight position in energy helped relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	S&P 500® Index	Russell 1000® Growth Index	Calvert US Large-Cap Growth Responsible Index
9/15	$10,000	$10,000	$10,000	$10,000
10/15	$10,347	$10,844	$10,861	$10,874
11/15	$10,372	$10,876	$10,892	$10,911
12/15	$10,165	$10,704	$10,732	$10,694
1/16	$9,521	$10,173	$10,133	$10,021
2/16	$9,501	$10,159	$10,128	$10,002
3/16	$10,129	$10,849	$10,811	$10,671
4/16	$10,062	$10,891	$10,713	$10,605
5/16	$10,278	$11,086	$10,921	$10,841
6/16	$10,139	$11,115	$10,878	$10,702
7/16	$10,648	$11,525	$11,391	$11,243
8/16	$10,623	$11,541	$11,335	$11,221
9/16	$10,633	$11,543	$11,376	$11,233
10/16	$10,304	$11,332	$11,109	$10,891
11/16	$10,484	$11,752	$11,351	$11,087
12/16	$10,575	$11,984	$11,491	$11,189
1/17	$10,958	$12,212	$11,878	$11,607
2/17	$11,378	$12,697	$12,372	$12,053
3/17	$11,492	$12,711	$12,515	$12,180
4/17	$11,778	$12,842	$12,801	$12,489
5/17	$12,047	$13,023	$13,134	$12,781
6/17	$12,068	$13,104	$13,099	$12,808
7/17	$12,317	$13,373	$13,447	$13,081
8/17	$12,473	$13,414	$13,694	$13,251
9/17	$12,628	$13,691	$13,872	$13,418
10/17	$13,028	$14,011	$14,410	$13,848
11/17	$13,359	$14,440	$14,847	$14,218
12/17	$13,428	$14,601	$14,963	$14,295
1/18	$14,355	$15,437	$16,023	$15,297
2/18	$14,016	$14,868	$15,603	$14,939
3/18	$13,651	$14,490	$15,175	$14,559
4/18	$13,614	$14,546	$15,228	$14,521
5/18	$14,191	$14,896	$15,895	$15,146
6/18	$14,318	$14,988	$16,048	$15,293
7/18	$14,847	$15,545	$16,519	$15,869
8/18	$15,678	$16,052	$17,423	$16,772
9/18	$15,789	$16,143	$17,520	$16,900
10/18	$14,386	$15,040	$15,953	$15,405
11/18	$14,681	$15,346	$16,123	$15,723
12/18	$13,479	$13,961	$14,736	$14,439
1/19	$14,548	$15,079	$16,061	$15,592
2/19	$15,193	$15,564	$16,636	$16,291
3/19	$15,627	$15,866	$17,109	$16,767
4/19	$16,234	$16,508	$17,882	$17,430
5/19	$15,165	$15,459	$16,752	$16,286
6/19	$16,284	$16,549	$17,903	$17,500
7/19	$16,635	$16,787	$18,307	$17,887
8/19	$16,484	$16,521	$18,167	$17,733
9/19	$16,501	$16,830	$18,169	$17,761
10/19	$16,924	$17,195	$18,682	$18,220
11/19	$17,664	$17,819	$19,510	$19,022
12/19	$18,199	$18,356	$20,099	$19,607
1/20	$18,640	$18,349	$20,548	$20,087
2/20	$17,431	$16,839	$19,149	$18,787
3/20	$15,759	$14,759	$17,265	$16,995
4/20	$18,024	$16,651	$19,820	$19,457
5/20	$19,239	$17,444	$21,150	$20,790
6/20	$20,018	$17,791	$22,071	$21,644
7/20	$21,464	$18,794	$23,770	$23,218
8/20	$23,419	$20,145	$26,222	$25,361
9/20	$22,464	$19,380	$24,989	$24,303
10/20	$21,792	$18,864	$24,140	$23,582
11/20	$24,006	$20,929	$26,612	$26,003
12/20	$25,166	$21,734	$27,836	$27,274
1/21	$25,016	$21,514	$27,630	$27,125
2/21	$25,258	$22,108	$27,623	$27,390
3/21	$25,619	$23,076	$28,098	$27,797
4/21	$27,135	$24,307	$30,010	$29,481
5/21	$26,791	$24,477	$29,595	$29,119
6/21	$28,214	$25,049	$31,451	$30,690
7/21	$29,162	$25,644	$32,488	$31,770
8/21	$30,132	$26,423	$33,702	$32,847
9/21	$28,542	$25,194	$31,815	$31,118
10/21	$30,884	$26,960	$34,571	$33,686
11/21	$30,815	$26,773	$34,782	$33,648
12/21	$31,656	$27,973	$35,517	$34,549
1/22	$28,923	$26,525	$32,469	$31,581
2/22	$27,971	$25,731	$31,090	$30,531
3/22	$28,935	$26,686	$32,306	$31,619
4/22	$25,623	$24,359	$28,405	$27,955
5/22	$25,238	$24,404	$27,744	$27,507
6/22	$23,234	$22,389	$25,547	$25,373
7/22	$25,892	$24,454	$28,613	$28,344
8/22	$24,566	$23,457	$27,280	$26,888
9/22	$22,300	$21,296	$24,628	$24,399
10/22	$23,649	$23,020	$26,067	$25,877
11/22	$24,875	$24,307	$27,255	$27,231
12/22	$23,104	$22,907	$25,169	$25,298
1/23	$24,955	$24,346	$27,266	$27,340
2/23	$24,492	$23,752	$26,943	$26,844
3/23	$26,057	$24,624	$28,784	$28,569
4/23	$26,221	$25,008	$29,068	$28,770
5/23	$27,100	$25,117	$30,393	$29,768
6/23	$28,992	$26,776	$32,472	$31,841
7/23	$29,813	$27,637	$33,566	$32,758
8/23	$29,537	$27,197	$33,264	$32,462
9/23	$27,815	$25,900	$31,455	$30,582
10/23	$27,135	$25,355	$31,007	$29,845
11/23	$30,035	$27,671	$34,387	$33,036
12/23	$31,501	$28,928	$35,910	$34,659
1/24	$32,142	$29,414	$36,806	$35,383
2/24	$34,065	$30,985	$39,317	$37,503
3/24	$34,835	$31,982	$40,009	$38,365
4/24	$33,371	$30,675	$38,312	$36,793
5/24	$35,094	$32,196	$40,606	$38,733
6/24	$36,846	$33,352	$43,344	$40,785
7/24	$36,940	$33,758	$42,606	$40,713
8/24	$37,663	$34,577	$43,494	$41,485
9/24	$38,581	$35,315	$44,726	$42,504
10/24	$38,193	$34,995	$44,578	$42,097
11/24	$40,645	$37,049	$47,469	$44,747
12/24	$40,136	$36,166	$47,888	$44,335
1/25	$40,944	$37,173	$48,836	$45,174
2/25	$39,675	$36,688	$47,081	$43,694
3/25	$36,772	$34,621	$43,115	$40,469
4/25	$36,951	$34,386	$43,879	$40,689
5/25	$39,639	$36,550	$47,761	$43,696
6/25	$41,758	$38,409	$50,806	$46,094
7/25	$42,913	$39,271	$52,724	$47,480
8/25	$43,392	$40,067	$53,314	$48,007
9/25	$44,842	$41,530	$56,146	$49,769

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	16.26%	14.82%	16.74%
Class A with 4.75% Maximum Sales Charge	10.74%	13.71%	16.18%
S&P 500® Index	17.60%	16.46%	15.29%
Russell 1000® Growth Index	25.53%	17.56%	18.81%
Calvert US Large-Cap Growth Responsible IndexFootnote Reference1	17.09%	15.41%	17.39%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 778,182,055
Holdings Count | Holding	563
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$778,182,055
# of Portfolio Holdings	563
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Energy	0.0%Footnote Reference*
Short-Term Investments	0.3%
Utilities	0.6%
Real Estate	1.9%
Materials	2.2%
Consumer Staples	4.6%
Communication Services	6.9%
Health Care	8.2%
Financials	9.0%
Consumer Discretionary	10.5%
Industrials	11.0%
Information Technology	44.8%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.3%
Microsoft Corp.	8.0%
Apple, Inc.	7.9%
Amazon.com, Inc.	4.6%
Alphabet, Inc., Class A	4.5%
Broadcom, Inc.	3.7%
Eli Lilly & Co.	1.6%
Visa, Inc., Class A	1.5%
Netflix, Inc.	1.3%
Oracle Corp.	1.2%
Total	43.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000154983
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Growth Responsible Index Fund
Class Name	Class I
Trading Symbol	CGJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert US Large-Cap Growth Responsible Index Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$26	0.24%

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning Index component Palantir Technologies, Inc. hampered returns as its stock surged on large AI-software contracts and strong Q2 2025 growth

↓ An underweight position in Tesla, Inc. hurt returns as it posted strong gains over 12 months, driven by robust EV deliveries and AI/autonomous-driving momentum

↓ An overweight position in UnitedHealth Group, Inc. detracted from performance as guidance cuts and rising medical-cost pressures weighed on its share price

↓ Among sectors, stock selection and an underweight position in information technology, and stock selection and an overweight position in healthcare hurt

↑ An underweight position in Apple Inc. aided returns as shares lagged broader technology peers due to moderating iPhone demand and subdued hardware sales growth

↑ An underweight position in Alphabet, Inc., Google’s parent firm, helped returns amid investor concerns over rising AI infrastructure costs and softer advertising growth

↑ An underweight position in Microsoft Corp. also contributed as shares posted modest gains amid normalized cloud growth and persistent valuation pressures

↑ Among sectors, an underweight position in energy helped relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	S&P 500® Index	Russell 1000® Growth Index	Calvert US Large-Cap Growth Responsible Index
9/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/15	$1,067,773	$1,070,426	$1,073,171	$1,069,430
3/16	$1,065,073	$1,084,853	$1,081,133	$1,067,089
6/16	$1,067,233	$1,111,489	$1,087,775	$1,070,220
9/16	$1,120,163	$1,154,304	$1,137,606	$1,123,270
12/16	$1,115,179	$1,198,448	$1,149,114	$1,118,905
3/17	$1,212,935	$1,271,147	$1,251,485	$1,218,018
6/17	$1,274,646	$1,310,402	$1,309,932	$1,280,821
9/17	$1,335,266	$1,369,113	$1,387,205	$1,341,770
12/17	$1,420,675	$1,460,088	$1,496,290	$1,429,459
3/18	$1,445,785	$1,449,004	$1,517,467	$1,455,861
6/18	$1,517,767	$1,498,761	$1,604,818	$1,529,251
9/18	$1,675,124	$1,614,326	$1,751,989	$1,690,045
12/18	$1,431,531	$1,396,072	$1,473,641	$1,443,867
3/19	$1,660,717	$1,586,608	$1,710,917	$1,676,722
6/19	$1,731,235	$1,654,893	$1,790,298	$1,749,976
9/19	$1,755,917	$1,682,998	$1,816,929	$1,776,067
12/19	$1,937,129	$1,835,645	$2,009,893	$1,960,655
3/20	$1,678,327	$1,475,896	$1,726,509	$1,699,516
6/20	$2,133,770	$1,779,093	$2,207,141	$2,164,380
9/20	$2,395,561	$1,937,956	$2,498,864	$2,430,315
12/20	$2,686,153	$2,173,382	$2,783,561	$2,727,445
3/21	$2,736,054	$2,307,588	$2,809,784	$2,779,740
6/21	$3,015,380	$2,504,859	$3,145,120	$3,069,016
9/21	$3,051,893	$2,519,439	$3,181,487	$3,111,764
12/21	$3,387,524	$2,797,260	$3,551,728	$3,454,928
3/22	$3,097,891	$2,668,628	$3,230,610	$3,161,917
6/22	$2,489,477	$2,238,949	$2,554,674	$2,537,276
9/22	$2,390,865	$2,129,630	$2,462,795	$2,439,884
12/22	$2,478,802	$2,290,652	$2,516,865	$2,529,844
3/23	$2,797,300	$2,462,384	$2,878,426	$2,856,945
6/23	$3,113,928	$2,677,649	$3,247,158	$3,184,137
9/23	$2,989,895	$2,589,999	$3,145,513	$3,058,215
12/23	$3,387,549	$2,892,810	$3,591,016	$3,465,881
3/24	$3,749,113	$3,198,173	$4,000,912	$3,836,506
6/24	$3,967,180	$3,335,176	$4,334,377	$4,078,477
9/24	$4,157,048	$3,531,504	$4,472,608	$4,250,389
12/24	$4,327,699	$3,616,583	$4,788,844	$4,433,546
3/25	$3,967,271	$3,462,077	$4,311,508	$4,046,886
6/25	$4,507,914	$3,840,911	$5,080,619	$4,609,361
9/25	$4,844,697	$4,152,966	$5,614,587	$4,976,883

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	16.54%	15.12%	17.08%
S&P 500® Index	17.60%	16.46%	15.29%
Russell 1000® Growth Index	25.53%	17.56%	18.81%
Calvert US Large-Cap Growth Responsible IndexFootnote Reference1	17.09%	15.41%	17.39%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 778,182,055
Holdings Count | Holding	563
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$778,182,055
# of Portfolio Holdings	563
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Energy	0.0%Footnote Reference*
Short-Term Investments	0.3%
Utilities	0.6%
Real Estate	1.9%
Materials	2.2%
Consumer Staples	4.6%
Communication Services	6.9%
Health Care	8.2%
Financials	9.0%
Consumer Discretionary	10.5%
Industrials	11.0%
Information Technology	44.8%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.3%
Microsoft Corp.	8.0%
Apple, Inc.	7.9%
Amazon.com, Inc.	4.6%
Alphabet, Inc., Class A	4.5%
Broadcom, Inc.	3.7%
Eli Lilly & Co.	1.6%
Visa, Inc., Class A	1.5%
Netflix, Inc.	1.3%
Oracle Corp.	1.2%
Total	43.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235281
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Growth Responsible Index Fund
Class Name	Class R6
Trading Symbol	CLGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert US Large-Cap Growth Responsible Index Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$23	0.21%

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.21%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Growth Index (the Index):

↓ Not owning Index component Palantir Technologies, Inc. hampered returns as its stock surged on large AI-software contracts and strong Q2 2025 growth

↓ An underweight position in Tesla, Inc. hurt returns as it posted strong gains over 12 months, driven by robust EV deliveries and AI/autonomous-driving momentum

↓ An overweight position in UnitedHealth Group, Inc. detracted from performance as guidance cuts and rising medical-cost pressures weighed on its share price

↓ Among sectors, stock selection and an underweight position in information technology, and stock selection and an overweight position in healthcare hurt

↑ An underweight position in Apple Inc. aided returns as shares lagged broader technology peers due to moderating iPhone demand and subdued hardware sales growth

↑ An underweight position in Alphabet, Inc., Google’s parent firm, helped returns amid investor concerns over rising AI infrastructure costs and softer advertising growth

↑ An underweight position in Microsoft Corp. also contributed as shares posted modest gains amid normalized cloud growth and persistent valuation pressures

↑ Among sectors, an underweight position in energy helped relative returns during the period

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index	Russell 1000® Growth Index	Calvert US Large-Cap Growth Responsible Index
9/15	$5,000,000	$5,000,000	$5,000,000	$5,000,000
10/15	$5,433,495	$5,421,770	$5,430,529	$5,437,224
11/15	$5,449,650	$5,437,894	$5,445,772	$5,455,708
12/15	$5,338,866	$5,352,128	$5,365,856	$5,347,151
1/16	$5,004,005	$5,086,533	$5,066,294	$5,010,373
2/16	$4,993,204	$5,079,670	$5,064,132	$5,001,193
3/16	$5,325,364	$5,424,266	$5,405,665	$5,335,445
4/16	$5,292,958	$5,445,294	$5,356,302	$5,302,662
5/16	$5,409,079	$5,543,082	$5,460,318	$5,420,351
6/16	$5,336,166	$5,557,444	$5,438,873	$5,351,098
7/16	$5,606,214	$5,762,340	$5,695,598	$5,621,658
8/16	$5,592,712	$5,770,431	$5,667,301	$5,610,386
9/16	$5,600,813	$5,771,522	$5,688,032	$5,616,351
10/16	$5,430,683	$5,666,242	$5,554,460	$5,445,525
11/16	$5,527,900	$5,876,091	$5,675,315	$5,543,601
12/16	$5,575,896	$5,992,239	$5,745,570	$5,594,526
1/17	$5,780,691	$6,105,890	$5,939,188	$5,803,746
2/17	$6,001,870	$6,348,330	$6,185,876	$6,026,733
3/17	$6,064,674	$6,355,735	$6,257,424	$6,090,088
4/17	$6,214,857	$6,421,008	$6,400,532	$6,244,488
5/17	$6,359,579	$6,511,370	$6,566,963	$6,390,718
6/17	$6,373,232	$6,552,011	$6,549,662	$6,404,106
7/17	$6,507,032	$6,686,737	$6,723,747	$6,540,371
8/17	$6,591,681	$6,707,207	$6,847,002	$6,625,370
9/17	$6,676,329	$6,845,564	$6,936,027	$6,708,848
10/17	$6,886,586	$7,005,308	$7,204,778	$6,924,223
11/17	$7,066,806	$7,220,160	$7,423,658	$7,109,019
12/17	$7,103,372	$7,300,438	$7,481,452	$7,147,296
1/18	$7,597,205	$7,718,417	$8,011,334	$7,648,684
2/18	$7,418,644	$7,433,938	$7,801,270	$7,469,624
3/18	$7,228,923	$7,245,018	$7,587,335	$7,279,307
4/18	$7,209,393	$7,272,817	$7,613,842	$7,260,353
5/18	$7,516,294	$7,447,961	$7,947,567	$7,572,901
6/18	$7,588,835	$7,493,803	$8,024,090	$7,646,257
7/18	$7,870,626	$7,772,674	$8,259,649	$7,934,414
8/18	$8,314,238	$8,025,949	$8,711,256	$8,386,111
9/18	$8,375,618	$8,071,632	$8,759,944	$8,450,224
10/18	$7,633,475	$7,519,935	$7,976,569	$7,702,343
11/18	$7,792,322	$7,673,179	$8,061,293	$7,861,268
12/18	$7,157,653	$6,980,361	$7,368,203	$7,219,335
1/19	$7,724,742	$7,539,738	$8,030,503	$7,796,192
2/19	$8,068,521	$7,781,826	$8,317,832	$8,145,249
3/19	$8,303,583	$7,933,040	$8,554,583	$8,383,611
4/19	$8,626,794	$8,254,246	$8,941,078	$8,715,057
5/19	$8,059,706	$7,729,704	$8,376,239	$8,143,050
6/19	$8,656,177	$8,274,465	$8,951,492	$8,749,881
7/19	$8,847,165	$8,393,386	$9,153,624	$8,943,392
8/19	$8,767,832	$8,260,432	$9,083,519	$8,866,548
9/19	$8,779,585	$8,414,989	$9,084,646	$8,880,334
10/19	$9,005,832	$8,597,255	$9,340,757	$9,109,776
11/19	$9,402,500	$8,909,326	$9,755,142	$9,510,794
12/19	$9,685,644	$9,178,227	$10,049,466	$9,803,277
1/20	$9,921,733	$9,174,629	$10,274,123	$10,043,695
2/20	$9,282,200	$8,419,381	$9,574,437	$9,393,292
3/20	$8,391,635	$7,379,479	$8,632,547	$8,497,579
4/20	$9,601,967	$8,325,482	$9,909,914	$9,728,405
5/20	$10,250,465	$8,722,009	$10,575,208	$10,395,102
6/20	$10,668,852	$8,895,465	$11,035,706	$10,821,902
7/20	$11,439,878	$9,397,037	$11,884,783	$11,609,098
8/20	$12,485,844	$10,072,501	$13,111,199	$12,680,474
9/20	$11,977,803	$9,689,779	$12,494,318	$12,151,575
10/20	$11,622,175	$9,432,091	$12,069,987	$11,791,239
11/20	$12,808,599	$10,464,566	$13,305,855	$13,001,530
12/20	$13,430,763	$10,866,909	$13,917,807	$13,637,224
1/21	$13,354,694	$10,757,199	$13,814,831	$13,562,350
2/21	$13,482,490	$11,053,828	$13,811,634	$13,695,118
3/21	$13,680,270	$11,537,938	$14,048,921	$13,898,701
4/21	$14,492,688	$12,153,703	$15,004,790	$14,740,614
5/21	$14,313,165	$12,238,589	$14,797,254	$14,559,414
6/21	$15,076,899	$12,524,296	$15,725,601	$15,345,081
7/21	$15,585,040	$12,821,810	$16,243,858	$15,885,163
8/21	$16,108,396	$13,211,665	$16,851,198	$16,423,319
9/21	$15,259,465	$12,597,194	$15,907,433	$15,558,822
10/21	$16,516,126	$13,479,776	$17,285,264	$16,842,781
11/21	$16,485,699	$13,386,375	$17,390,947	$16,823,969
12/21	$16,937,620	$13,986,300	$17,758,640	$17,274,638
1/22	$15,477,053	$13,262,551	$16,234,504	$15,790,365
2/22	$14,971,591	$12,865,451	$15,544,967	$15,265,651
3/22	$15,486,356	$13,343,139	$16,153,050	$15,809,584
4/22	$13,721,891	$12,179,593	$14,202,380	$13,977,289
5/22	$13,517,226	$12,201,938	$13,872,209	$13,753,262
6/22	$12,447,383	$11,194,744	$12,773,372	$12,686,382
7/22	$13,873,840	$12,226,949	$14,306,446	$14,172,011
8/22	$13,166,814	$11,728,311	$13,639,994	$13,443,815
9/22	$11,954,326	$10,648,150	$12,313,973	$12,199,419
10/22	$12,679,958	$11,510,238	$13,033,705	$12,938,586
11/22	$13,340,469	$12,153,477	$13,627,612	$13,615,673
12/22	$12,394,695	$11,453,260	$12,584,327	$12,649,222
1/23	$13,390,391	$12,172,914	$13,633,199	$13,670,167
2/23	$13,146,929	$11,875,907	$13,471,286	$13,422,041
3/23	$13,986,560	$12,311,922	$14,392,131	$14,284,723
4/23	$14,080,199	$12,504,092	$14,534,126	$14,384,785
5/23	$14,554,637	$12,558,443	$15,196,567	$14,884,014
6/23	$15,575,303	$13,388,246	$16,235,792	$15,920,683
7/23	$16,018,528	$13,818,343	$16,782,772	$16,378,910
8/23	$15,871,827	$13,598,333	$16,632,082	$16,231,017
9/23	$14,954,164	$12,949,993	$15,727,565	$15,291,073
10/23	$14,592,092	$12,677,700	$15,503,643	$14,922,486
11/23	$16,152,744	$13,835,496	$17,193,711	$16,518,213
12/23	$16,945,953	$14,464,051	$17,955,082	$17,329,405
1/24	$17,294,609	$14,707,109	$18,402,911	$17,691,647
2/24	$18,334,296	$15,492,404	$19,658,487	$18,751,589
3/24	$18,752,055	$15,990,865	$20,004,559	$19,182,528
4/24	$17,969,934	$15,337,726	$19,156,050	$18,396,470
5/24	$18,902,826	$16,098,242	$20,302,831	$19,366,322
6/24	$19,848,281	$16,675,880	$21,671,883	$20,392,386
7/24	$19,901,679	$16,878,865	$21,303,235	$20,356,433
8/24	$20,297,451	$17,288,291	$21,746,937	$20,742,597
9/24	$20,796,878	$17,657,519	$22,363,039	$21,251,947
10/24	$20,592,709	$17,497,390	$22,289,034	$21,048,609
11/24	$21,921,373	$18,524,507	$23,734,711	$22,373,281
12/24	$21,652,839	$18,082,916	$23,944,221	$22,167,732
1/25	$22,092,051	$18,586,478	$24,417,844	$22,586,922
2/25	$21,412,394	$18,343,960	$23,540,588	$21,847,073
3/25	$19,851,107	$17,310,382	$21,557,539	$20,234,432
4/25	$19,950,491	$17,193,002	$21,939,340	$20,344,468
5/25	$21,409,188	$18,275,210	$23,880,546	$21,848,184
6/25	$22,560,117	$19,204,553	$25,403,094	$23,046,804
7/25	$23,188,478	$19,635,561	$26,362,116	$23,739,875
8/25	$23,451,365	$20,033,603	$26,656,840	$24,003,423
9/25	$24,246,435	$20,764,832	$28,072,934	$24,884,417

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	16.59%	15.14%	17.09%
S&P 500® Index	17.60%	16.46%	15.29%
Russell 1000® Growth Index	25.53%	17.56%	18.81%
Calvert US Large-Cap Growth Responsible IndexFootnote Reference2	17.09%	15.41%	17.39%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 778,182,055
Holdings Count | Holding	563
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	30.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$778,182,055
# of Portfolio Holdings	563
Portfolio Turnover Rate	30%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Energy	0.0%Footnote Reference*
Short-Term Investments	0.3%
Utilities	0.6%
Real Estate	1.9%
Materials	2.2%
Consumer Staples	4.6%
Communication Services	6.9%
Health Care	8.2%
Financials	9.0%
Consumer Discretionary	10.5%
Industrials	11.0%
Information Technology	44.8%
Footnote	Description
Footnote*	Amount is less than 0.05%.

Top Ten Holdings (% of total investments)Footnote Referencea

NVIDIA Corp.	9.3%
Microsoft Corp.	8.0%
Apple, Inc.	7.9%
Amazon.com, Inc.	4.6%
Alphabet, Inc., Class A	4.5%
Broadcom, Inc.	3.7%
Eli Lilly & Co.	1.6%
Visa, Inc., Class A	1.5%
Netflix, Inc.	1.3%
Oracle Corp.	1.2%
Total	43.6%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000154985
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Value Responsible Index Fund
Class Name	Class A
Trading Symbol	CFJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert US Large-Cap Value Responsible Index Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$52	0.49%

Expenses Paid, Amount	$ 52
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↑ An underweight position in UnitedHealth Group, Inc. contributed as shares underperformed due to rising medical-cost pressures and operational headwinds

↑ An overweight position in JPMorgan Chase & Co. helped as it delivered record annual profits driven by strong investment-banking and markets revenue

↑ An overweight position in Goldman Sachs Group, Inc. helped as stronger advisory and trading activity in 2025 supported earnings growth

↑ Among sectors, stock selection and an overweight in financials, stock selection in information technology, and an underweight to healthcare helped returns

↓ Not owning Index component and Google’s parent company Alphabet, Inc. hurt returns as shares gained on strong AI and cloud momentum, driving double-digit growth

↓ Not owning Index component and financials firm Robinhood Markets, Inc. hampered returns as the firm turned profitable and posted strong revenue growth in 2024

↓ Not owning Index component and leading tobacco firm Philip Morris International, Inc. hurt returns as strong full-year results and organic revenue growth in 2024 lifted its stocks

↓ Among sectors, stock selection in communication services and consumer staples, and stock selection and an underweight position in industrials detracted

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	Russell 3000® Index	Russell 1000® Value Index	Calvert US Large-Cap Value Responsible Index
9/15	$10,000	$10,000	$10,000	$10,000
10/15	$10,208	$10,790	$10,755	$10,738
11/15	$10,219	$10,850	$10,796	$10,756
12/15	$9,933	$10,627	$10,564	$10,458
1/16	$9,386	$10,027	$10,018	$9,887
2/16	$9,370	$10,024	$10,015	$9,895
3/16	$10,024	$10,730	$10,737	$10,594
4/16	$10,169	$10,796	$10,962	$10,754
5/16	$10,309	$10,990	$11,132	$10,906
6/16	$10,309	$11,012	$11,229	$10,909
7/16	$10,663	$11,449	$11,555	$11,294
8/16	$10,776	$11,478	$11,644	$11,416
9/16	$10,786	$11,496	$11,620	$11,429
10/16	$10,657	$11,248	$11,440	$11,301
11/16	$11,328	$11,751	$12,093	$12,019
12/16	$11,600	$11,980	$12,395	$12,314
1/17	$11,704	$12,206	$12,484	$12,457
2/17	$12,163	$12,660	$12,932	$12,951
3/17	$12,097	$12,668	$12,800	$12,887
4/17	$12,059	$12,803	$12,776	$12,849
5/17	$12,097	$12,934	$12,764	$12,902
6/17	$12,201	$13,050	$12,973	$13,018
7/17	$12,360	$13,296	$13,145	$13,193
8/17	$12,218	$13,322	$12,992	$13,052
9/17	$12,589	$13,647	$13,377	$13,457
10/17	$12,704	$13,945	$13,474	$13,588
11/17	$13,158	$14,368	$13,886	$14,083
12/17	$13,306	$14,512	$14,089	$14,249
1/18	$13,836	$15,277	$14,634	$14,826
2/18	$13,312	$14,714	$13,935	$14,222
3/18	$13,049	$14,418	$13,690	$13,948
4/18	$13,043	$14,473	$13,735	$13,950
5/18	$13,038	$14,882	$13,817	$13,957
6/18	$12,956	$14,979	$13,851	$13,877
7/18	$13,510	$15,476	$14,399	$14,476
8/18	$13,831	$16,020	$14,612	$14,822
9/18	$13,761	$16,046	$14,641	$14,748
10/18	$12,921	$14,865	$13,883	$13,848
11/18	$13,355	$15,162	$14,297	$14,321
12/18	$11,927	$13,751	$12,924	$12,787
1/19	$13,063	$14,931	$13,930	$14,022
2/19	$13,470	$15,457	$14,375	$14,465
3/19	$13,348	$15,682	$14,467	$14,340
4/19	$13,998	$16,309	$14,980	$15,046
5/19	$13,093	$15,253	$14,017	$14,076
6/19	$13,986	$16,325	$15,023	$15,046
7/19	$14,253	$16,567	$15,147	$15,344
8/19	$13,658	$16,229	$14,702	$14,706
9/19	$14,199	$16,514	$15,227	$15,295
10/19	$14,460	$16,870	$15,439	$15,582
11/19	$15,031	$17,511	$15,917	$16,212
12/19	$15,394	$18,017	$16,355	$16,611
1/20	$14,979	$17,997	$16,003	$16,170
2/20	$13,517	$16,524	$14,453	$14,583
3/20	$11,386	$14,251	$11,983	$12,251
4/20	$12,656	$16,139	$13,330	$13,620
5/20	$13,164	$17,002	$13,787	$14,167
6/20	$13,238	$17,390	$13,695	$14,253
7/20	$13,796	$18,378	$14,237	$14,862
8/20	$14,434	$19,709	$14,826	$15,565
9/20	$14,248	$18,992	$14,461	$15,367
10/20	$14,223	$18,582	$14,271	$15,346
11/20	$16,143	$20,842	$16,191	$17,449
12/20	$16,742	$21,780	$16,812	$18,106
1/21	$16,610	$21,683	$16,658	$17,972
2/21	$17,598	$22,361	$17,664	$19,057
3/21	$18,656	$23,162	$18,704	$20,219
4/21	$19,430	$24,356	$19,452	$21,071
5/21	$19,865	$24,467	$19,906	$21,561
6/21	$19,506	$25,071	$19,678	$21,183
7/21	$19,619	$25,495	$19,835	$21,315
8/21	$20,117	$26,222	$20,229	$21,858
9/21	$19,342	$25,045	$19,525	$21,024
10/21	$20,299	$26,739	$20,516	$22,087
11/21	$19,682	$26,332	$19,793	$21,416
12/21	$20,767	$27,369	$21,042	$22,615
1/22	$20,052	$25,759	$20,552	$21,851
2/22	$19,692	$25,110	$20,313	$21,465
3/22	$19,901	$25,924	$20,886	$21,714
4/22	$18,623	$23,598	$19,708	$20,298
5/22	$18,852	$23,566	$20,091	$20,578
6/22	$17,240	$21,595	$18,336	$18,811
7/22	$18,322	$23,621	$19,552	$20,004
8/22	$17,882	$22,739	$18,969	$19,538
9/22	$16,296	$20,630	$17,306	$17,798
10/22	$18,092	$22,322	$19,080	$19,780
11/22	$19,259	$23,487	$20,273	$21,071
12/22	$18,301	$22,112	$19,456	$20,024
1/23	$19,442	$23,635	$20,464	$21,282
2/23	$18,922	$23,083	$19,742	$20,719
3/23	$18,188	$23,700	$19,651	$19,918
4/23	$18,261	$23,952	$19,947	$20,008
5/23	$17,467	$24,046	$19,178	$19,145
6/23	$18,688	$25,688	$20,452	$20,494
7/23	$19,449	$26,608	$21,171	$21,338
8/23	$18,708	$26,095	$20,600	$20,525
9/23	$17,947	$24,852	$19,805	$19,691
10/23	$17,260	$24,193	$19,106	$18,948
11/23	$18,742	$26,449	$20,548	$20,585
12/23	$20,045	$27,852	$21,686	$22,026
1/24	$19,997	$28,160	$21,708	$21,988
2/24	$20,629	$29,685	$22,509	$22,689
3/24	$21,730	$30,642	$23,634	$23,917
4/24	$20,670	$29,294	$22,625	$22,756
5/24	$21,316	$30,678	$23,342	$23,487
6/24	$21,057	$31,628	$23,122	$23,209
7/24	$22,213	$32,216	$24,304	$24,495
8/24	$22,784	$32,917	$24,956	$25,135
9/24	$23,219	$33,598	$25,303	$25,629
10/24	$23,022	$33,351	$25,024	$25,426
11/24	$24,673	$35,570	$26,622	$27,269
12/24	$22,924	$34,483	$24,802	$25,339
1/25	$24,105	$35,571	$25,949	$26,659
2/25	$24,169	$34,890	$26,055	$26,740
3/25	$23,155	$32,854	$25,331	$25,622
4/25	$22,579	$32,634	$24,559	$25,002
5/25	$23,493	$34,703	$25,422	$26,032
6/25	$24,414	$36,466	$26,291	$27,067
7/25	$24,299	$37,269	$26,442	$26,949
8/25	$25,314	$38,131	$27,284	$28,094
9/25	$25,724	$39,447	$27,692	$28,561

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class A	10.79%	12.54%	10.44%
Class A with 4.75% Maximum Sales Charge	5.54%	11.44%	9.90%
Russell 3000® Index	17.41%	15.73%	14.70%
Russell 1000® Value Index	9.44%	13.87%	10.71%
Calvert US Large-Cap Value Responsible IndexFootnote Reference1	11.44%	13.19%	11.06%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,883,737,142
Holdings Count | Holding	550
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,883,737,142
# of Portfolio Holdings	550
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Energy	0.7%
Materials	3.9%
Communication Services	5.8%
Utilities	5.9%
Consumer Discretionary	6.3%
Real Estate	6.7%
Consumer Staples	7.8%
Information Technology	8.5%
Industrials	10.7%
Health Care	14.2%
Financials	29.1%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.9%
Bank of America Corp.	2.2%
UnitedHealth Group, Inc.	1.9%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.4%
Merck & Co., Inc.	1.3%
AT&T, Inc.	1.3%
Citigroup, Inc.	1.2%
Verizon Communications, Inc.	1.2%
General Electric Co.	1.2%
Total	17.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000154987
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Value Responsible Index Fund
Class Name	Class I
Trading Symbol	CFJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert US Large-Cap Value Responsible Index Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↑ An underweight position in UnitedHealth Group, Inc. contributed as shares underperformed due to rising medical-cost pressures and operational headwinds

↑ An overweight position in JPMorgan Chase & Co. helped as it delivered record annual profits driven by strong investment-banking and markets revenue

↑ An overweight position in Goldman Sachs Group, Inc. helped as stronger advisory and trading activity in 2025 supported earnings growth

↑ Among sectors, stock selection and an overweight in financials, stock selection in information technology, and an underweight to healthcare helped returns

↓ Not owning Index component and Google’s parent company Alphabet, Inc. hurt returns as shares gained on strong AI and cloud momentum, driving double-digit growth

↓ Not owning Index component and financials firm Robinhood Markets, Inc. hampered returns as the firm turned profitable and posted strong revenue growth in 2024

↓ Not owning Index component and leading tobacco firm Philip Morris International, Inc. hurt returns as strong full-year results and organic revenue growth in 2024 lifted its stocks

↓ Among sectors, stock selection in communication services and consumer staples, and stock selection and an underweight position in industrials detracted

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	Russell 3000® Index	Russell 1000® Value Index	Calvert US Large-Cap Value Responsible Index
9/15	$1,000,000	$1,000,000	$1,000,000	$1,000,000
12/15	$1,043,100	$1,062,697	$1,056,352	$1,045,806
3/16	$1,053,796	$1,072,987	$1,073,659	$1,059,423
6/16	$1,084,757	$1,101,212	$1,122,866	$1,090,883
9/16	$1,135,983	$1,149,640	$1,161,951	$1,142,855
12/16	$1,222,562	$1,198,033	$1,239,528	$1,231,358
3/17	$1,276,092	$1,266,839	$1,280,044	$1,288,744
6/17	$1,288,179	$1,305,041	$1,297,255	$1,301,755
9/17	$1,330,773	$1,364,699	$1,337,663	$1,345,667
12/17	$1,407,855	$1,451,185	$1,408,904	$1,424,902
3/18	$1,382,034	$1,441,831	$1,368,984	$1,394,754
6/18	$1,373,427	$1,497,902	$1,385,079	$1,387,748
9/18	$1,459,497	$1,604,611	$1,464,079	$1,474,793
12/18	$1,266,182	$1,375,116	$1,292,426	$1,278,738
3/19	$1,418,278	$1,568,230	$1,446,670	$1,434,000
6/19	$1,486,945	$1,632,451	$1,502,287	$1,504,566
9/19	$1,510,048	$1,651,428	$1,522,651	$1,529,511
12/19	$1,638,235	$1,801,664	$1,635,453	$1,661,078
3/20	$1,212,438	$1,425,122	$1,198,297	$1,225,056
6/20	$1,410,575	$1,739,042	$1,369,541	$1,425,346
9/20	$1,519,485	$1,899,164	$1,446,136	$1,536,651
12/20	$1,786,224	$2,177,992	$1,681,175	$1,810,594
3/21	$1,992,122	$2,316,228	$1,870,391	$2,021,898
6/21	$2,084,374	$2,507,080	$1,967,804	$2,118,339
9/21	$2,066,993	$2,504,530	$1,952,456	$2,102,423
12/21	$2,220,974	$2,736,889	$2,104,165	$2,261,461
3/22	$2,130,322	$2,592,424	$2,088,644	$2,171,409
6/22	$1,845,814	$2,159,459	$1,833,605	$1,881,080
9/22	$1,746,097	$2,063,048	$1,730,603	$1,779,828
12/22	$1,961,981	$2,211,217	$1,945,556	$2,002,409
3/23	$1,952,021	$2,369,989	$1,965,130	$1,991,817
6/23	$2,006,797	$2,568,755	$2,045,200	$2,049,433
9/23	$1,927,834	$2,485,172	$1,980,472	$1,969,122
12/23	$2,154,668	$2,785,179	$2,168,569	$2,202,564
3/24	$2,337,673	$3,064,235	$2,363,428	$2,391,741
6/24	$2,266,504	$3,162,781	$2,312,237	$2,320,940
9/24	$2,500,344	$3,359,795	$2,530,278	$2,562,892
12/24	$2,470,501	$3,448,268	$2,480,156	$2,533,851
3/25	$2,496,692	$3,285,442	$2,533,126	$2,562,235
6/25	$2,633,814	$3,646,553	$2,629,058	$2,706,736
9/25	$2,777,098	$3,944,702	$2,769,181	$2,856,056

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class I	11.07%	12.81%	10.74%
Russell 3000® Index	17.41%	15.73%	14.70%
Russell 1000® Value Index	9.44%	13.87%	10.71%
Calvert US Large-Cap Value Responsible IndexFootnote Reference1	11.44%	13.19%	11.06%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,883,737,142
Holdings Count | Holding	550
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,883,737,142
# of Portfolio Holdings	550
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Energy	0.7%
Materials	3.9%
Communication Services	5.8%
Utilities	5.9%
Consumer Discretionary	6.3%
Real Estate	6.7%
Consumer Staples	7.8%
Information Technology	8.5%
Industrials	10.7%
Health Care	14.2%
Financials	29.1%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.9%
Bank of America Corp.	2.2%
UnitedHealth Group, Inc.	1.9%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.4%
Merck & Co., Inc.	1.3%
AT&T, Inc.	1.3%
Citigroup, Inc.	1.2%
Verizon Communications, Inc.	1.2%
General Electric Co.	1.2%
Total	17.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235282
Shareholder Report [Line Items]
Fund Name	Calvert US Large-Cap Value Responsible Index Fund
Class Name	Class R6
Trading Symbol	CLVRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert US Large-Cap Value Responsible Index Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$20	0.19%

Expenses Paid, Amount	$ 20
Expense Ratio, Percent	0.19%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell 1000® Value Index (the Index):

↑ An underweight position in UnitedHealth Group, Inc. contributed as shares underperformed due to rising medical-cost pressures and operational headwinds

↑ An overweight position in JPMorgan Chase & Co. helped as it delivered record annual profits driven by strong investment-banking and markets revenue

↑ An overweight position in Goldman Sachs Group, Inc. helped as stronger advisory and trading activity in 2025 supported earnings growth

↑ Among sectors, stock selection and an overweight in financials, stock selection in information technology, and an underweight to healthcare helped returns

↓ Not owning Index component and Google’s parent company Alphabet, Inc. hurt returns as shares gained on strong AI and cloud momentum, driving double-digit growth

↓ Not owning Index component and financials firm Robinhood Markets, Inc. hampered returns as the firm turned profitable and posted strong revenue growth in 2024

↓ Not owning Index component and leading tobacco firm Philip Morris International, Inc. hurt returns as strong full-year results and organic revenue growth in 2024 lifted its stocks

↓ Among sectors, stock selection in communication services and consumer staples, and stock selection and an underweight position in industrials detracted

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	Russell 3000® Index	Russell 1000® Value Index	Calvert US Large-Cap Value Responsible Index
9/15	$5,000,000	$5,000,000	$5,000,000	$5,000,000
10/15	$5,358,142	$5,394,926	$5,377,265	$5,369,039
11/15	$5,366,536	$5,424,833	$5,397,845	$5,378,188
12/15	$5,215,502	$5,313,486	$5,281,761	$5,229,029
1/16	$4,931,224	$5,013,671	$5,008,839	$4,943,359
2/16	$4,922,781	$5,012,057	$5,007,574	$4,947,258
3/16	$5,268,980	$5,364,936	$5,368,295	$5,297,117
4/16	$5,347,789	$5,398,185	$5,481,064	$5,376,809
5/16	$5,420,969	$5,494,761	$5,566,196	$5,452,841
6/16	$5,423,784	$5,506,059	$5,614,329	$5,454,414
7/16	$5,612,364	$5,724,578	$5,777,344	$5,646,806
8/16	$5,674,286	$5,739,180	$5,821,890	$5,707,926
9/16	$5,679,915	$5,748,202	$5,809,756	$5,714,274
10/16	$5,615,178	$5,623,837	$5,719,840	$5,650,372
11/16	$5,969,821	$5,875,515	$6,046,526	$6,009,741
12/16	$6,112,808	$5,990,165	$6,197,642	$6,156,788
1/17	$6,170,367	$6,102,911	$6,241,795	$6,228,563
2/17	$6,412,116	$6,329,888	$6,466,087	$6,475,508
3/17	$6,380,459	$6,334,195	$6,400,218	$6,443,719
4/17	$6,363,191	$6,401,336	$6,388,208	$6,424,570
5/17	$6,386,215	$6,466,847	$6,381,946	$6,451,209
6/17	$6,440,896	$6,525,207	$6,486,274	$6,508,773
7/17	$6,527,235	$6,648,239	$6,572,480	$6,596,468
8/17	$6,455,286	$6,661,048	$6,495,921	$6,525,946
9/17	$6,653,866	$6,823,497	$6,688,315	$6,728,336
10/17	$6,717,181	$6,972,400	$6,736,877	$6,793,966
11/17	$6,958,931	$7,184,118	$6,943,170	$7,041,451
12/17	$7,039,274	$7,255,923	$7,044,522	$7,124,511
1/18	$7,319,000	$7,638,387	$7,316,875	$7,413,190
2/18	$7,045,422	$7,356,839	$6,967,486	$7,111,234
3/18	$6,910,169	$7,209,157	$6,844,921	$6,973,770
4/18	$6,907,095	$7,236,557	$6,867,517	$6,975,170
5/18	$6,907,095	$7,440,847	$6,908,284	$6,978,604
6/18	$6,867,134	$7,489,509	$6,925,393	$6,938,738
7/18	$7,159,157	$7,738,055	$7,199,496	$7,237,918
8/18	$7,331,296	$8,009,798	$7,305,907	$7,410,789
9/18	$7,297,483	$8,023,057	$7,320,396	$7,373,966
10/18	$6,854,839	$7,432,297	$6,941,337	$6,924,112
11/18	$7,088,179	$7,581,156	$7,148,571	$7,160,589
12/18	$6,330,908	$6,875,582	$6,462,129	$6,393,688
1/19	$6,937,366	$7,465,741	$6,965,105	$7,011,159
2/19	$7,152,354	$7,728,305	$7,187,651	$7,232,383
3/19	$7,091,388	$7,841,152	$7,233,348	$7,170,000
4/19	$7,434,726	$8,154,264	$7,489,924	$7,522,939
5/19	$6,956,619	$7,626,586	$7,008,344	$7,037,829
6/19	$7,434,726	$8,162,253	$7,511,434	$7,522,830
7/19	$7,579,121	$8,283,585	$7,573,696	$7,671,899
8/19	$7,264,661	$8,114,721	$7,350,991	$7,353,092
9/19	$7,550,242	$8,257,142	$7,613,256	$7,647,555
10/19	$7,691,428	$8,434,892	$7,719,673	$7,790,754
11/19	$7,999,470	$8,755,517	$7,958,337	$8,106,168
12/19	$8,191,176	$9,008,322	$8,177,265	$8,305,389
1/20	$7,974,669	$8,998,483	$8,001,344	$8,085,100
2/20	$7,193,932	$8,261,748	$7,226,444	$7,291,409
3/20	$6,062,192	$7,125,610	$5,991,485	$6,125,280
4/20	$6,737,956	$8,069,327	$6,665,058	$6,810,056
5/20	$7,013,510	$8,500,863	$6,893,459	$7,083,596
6/20	$7,052,875	$8,695,208	$6,847,703	$7,126,730
7/20	$7,351,392	$9,188,951	$7,118,417	$7,431,184
8/20	$7,695,835	$9,854,639	$7,412,763	$7,782,371
9/20	$7,597,423	$9,495,822	$7,230,681	$7,683,255
10/20	$7,584,301	$9,290,872	$7,135,651	$7,673,160
11/20	$8,611,068	$10,421,135	$8,095,496	$8,724,688
12/20	$8,931,122	$10,889,962	$8,405,873	$9,052,969
1/21	$8,864,272	$10,841,524	$8,328,891	$8,986,224
2/21	$9,392,385	$11,180,400	$8,832,229	$9,528,411
3/21	$9,960,608	$11,581,138	$9,351,954	$10,109,490
4/21	$10,371,733	$12,178,136	$9,725,951	$10,535,397
5/21	$10,609,050	$12,233,729	$9,952,997	$10,780,383
6/21	$10,421,871	$12,535,400	$9,839,020	$10,591,696
7/21	$10,482,035	$12,747,381	$9,917,657	$10,657,670
8/21	$10,749,434	$13,110,908	$10,114,337	$10,929,217
9/21	$10,334,966	$12,522,649	$9,762,278	$10,512,117
10/21	$10,853,051	$13,369,488	$10,257,982	$11,043,606
11/21	$10,522,145	$13,165,986	$9,896,490	$10,708,197
12/21	$11,104,868	$13,684,446	$10,520,823	$11,307,303
1/22	$10,728,314	$12,879,305	$10,275,752	$10,925,413
2/22	$10,536,550	$12,554,885	$10,156,509	$10,732,300
3/22	$10,651,609	$12,962,118	$10,443,218	$10,857,044
4/22	$9,968,232	$11,798,868	$9,854,181	$10,148,995
5/22	$10,093,750	$11,783,049	$10,045,742	$10,289,011
6/22	$9,232,556	$10,797,295	$9,168,026	$9,405,402
7/22	$9,814,821	$11,810,275	$9,775,982	$10,002,209
8/22	$9,584,704	$11,369,524	$9,484,702	$9,769,147
9/22	$8,733,970	$10,315,238	$8,653,016	$8,899,139
10/22	$9,699,763	$11,161,149	$9,540,211	$9,890,152
11/22	$10,327,353	$11,743,719	$10,136,394	$10,535,484
12/22	$9,813,607	$11,056,084	$9,727,779	$10,012,044
1/23	$10,430,076	$11,817,546	$10,231,875	$10,640,925
2/23	$10,152,130	$11,541,338	$9,871,111	$10,359,345
3/23	$9,763,720	$11,849,944	$9,825,652	$9,959,083
4/23	$9,806,480	$11,976,197	$9,973,695	$10,004,227
5/23	$9,382,436	$12,022,794	$9,589,030	$9,572,559
6/23	$10,038,102	$12,843,776	$10,226,002	$10,247,165
7/23	$10,451,456	$13,304,183	$10,585,598	$10,668,960
8/23	$10,052,355	$13,047,363	$10,299,824	$10,262,499
9/23	$9,646,127	$12,425,862	$9,902,360	$9,845,610
10/23	$9,282,660	$12,096,468	$9,552,983	$9,474,176
11/23	$10,080,862	$13,224,443	$10,273,755	$10,292,456
12/23	$10,782,950	$13,925,893	$10,842,846	$11,012,818
1/24	$10,761,108	$14,080,229	$10,854,072	$10,993,763
2/24	$11,103,308	$14,842,400	$11,254,476	$11,344,509
3/24	$11,700,338	$15,321,177	$11,817,140	$11,958,703
4/24	$11,132,432	$14,647,018	$11,312,365	$11,378,040
5/24	$11,481,913	$15,339,047	$11,670,966	$11,743,746
6/24	$11,343,576	$15,813,904	$11,561,183	$11,604,700
7/24	$11,969,730	$16,107,868	$12,152,211	$12,247,649
8/24	$12,279,167	$16,458,516	$12,478,194	$12,567,552
9/24	$12,519,435	$16,798,974	$12,651,390	$12,814,460
10/24	$12,417,503	$16,675,610	$12,512,151	$12,712,752
11/24	$13,313,048	$17,784,940	$13,311,161	$13,634,619
12/24	$12,368,569	$17,241,339	$12,400,778	$12,669,255
1/25	$13,010,188	$17,785,617	$12,974,747	$13,329,386
2/25	$13,048,840	$17,444,774	$13,027,430	$13,369,889
3/25	$12,499,985	$16,427,212	$12,665,629	$12,811,176
4/25	$12,194,636	$16,317,002	$12,279,598	$12,501,065
5/25	$12,693,244	$17,351,272	$12,710,798	$13,015,973
6/25	$13,191,851	$18,232,766	$13,145,290	$13,533,682
7/25	$13,133,874	$18,634,299	$13,220,768	$13,474,441
8/25	$13,686,594	$19,065,532	$13,642,121	$14,046,841
9/25	$13,910,775	$19,723,509	$13,845,903	$14,280,280

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	10 Years
Class R6	11.11%	12.85%	10.76%
Russell 3000® Index	17.41%	15.73%	14.70%
Russell 1000® Value Index	9.44%	13.87%	10.71%
Calvert US Large-Cap Value Responsible IndexFootnote Reference2	11.44%	13.19%	11.06%

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 1,883,737,142
Holdings Count | Holding	550
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$1,883,737,142
# of Portfolio Holdings	550
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.4%
Energy	0.7%
Materials	3.9%
Communication Services	5.8%
Utilities	5.9%
Consumer Discretionary	6.3%
Real Estate	6.7%
Consumer Staples	7.8%
Information Technology	8.5%
Industrials	10.7%
Health Care	14.2%
Financials	29.1%

Top Ten Holdings (% of total investments)Footnote Referencea

JPMorgan Chase & Co.	3.9%
Bank of America Corp.	2.2%
UnitedHealth Group, Inc.	1.9%
Wells Fargo & Co.	1.6%
Goldman Sachs Group, Inc.	1.4%
Merck & Co., Inc.	1.3%
AT&T, Inc.	1.3%
Citigroup, Inc.	1.2%
Verizon Communications, Inc.	1.2%
General Electric Co.	1.2%
Total	17.2%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000161544
Shareholder Report [Line Items]
Fund Name	Calvert US Mid-Cap Core Responsible Index Fund
Class Name	Class A
Trading Symbol	CMJAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert US Mid-Cap Core Responsible Index Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class A	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Index (the Index):

↓ Not owning Index component Palantir Technologies, Inc. hampered returns, as its shares gained strongly on AI-software contract wins and accelerated commercial growth

↓ Not owning Index component Robinhood Markets, Inc. hurt, as its stocks rallied with a return to profitability and increased retail and crypto trading activity

↓ Not owning Index component Strategy Inc. hurt, as the company outperformed due to strong software-subscription growth and favorable market positioning

↓ Among sectors, stock selection in information technology and financials, and stock selection and an overweight position in health care hampered returns

↑ An out-of-Index position in Snowflake Inc. aided returns as the company delivered strong product-revenue growth and expanded its enterprise customer base

↑ An out-of-Index position in data storage firm Seagate Technology Holdings PLC helped as robust high-capacity storage demand and supply-chain recovery boosted results

↑ An underweight position in D.R. Horton, Inc. aided returns, as housing affordability challenges and high financing costs weighed on new home orders

↑ Among sectors, an underweight position in materials helped Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class A with Maximum Sales Charge	S&P 500® Index	Russell Midcap® Index	Calvert US Mid-Cap Core Responsible Index
11/15	$9,496	$10,030	$10,025	$9,978
12/15	$9,242	$9,872	$9,757	$9,709
1/16	$8,606	$9,382	$9,118	$9,055
2/16	$8,740	$9,369	$9,221	$9,208
3/16	$9,418	$10,005	$9,976	$9,931
4/16	$9,523	$10,043	$10,081	$10,047
5/16	$9,686	$10,224	$10,247	$10,228
6/16	$9,648	$10,250	$10,293	$10,193
7/16	$10,073	$10,628	$10,763	$10,646
8/16	$10,106	$10,643	$10,736	$10,687
9/16	$10,149	$10,645	$10,758	$10,739
10/16	$9,867	$10,451	$10,417	$10,443
11/16	$10,503	$10,838	$10,978	$11,123
12/16	$10,602	$11,052	$11,103	$11,235
1/17	$10,919	$11,262	$11,371	$11,580
2/17	$11,269	$11,709	$11,693	$11,963
3/17	$11,283	$11,723	$11,674	$11,983
4/17	$11,381	$11,843	$11,764	$12,090
5/17	$11,478	$12,010	$11,872	$12,201
6/17	$11,556	$12,085	$11,990	$12,292
7/17	$11,668	$12,333	$12,167	$12,422
8/17	$11,541	$12,371	$12,072	$12,284
9/17	$11,886	$12,626	$12,406	$12,664
10/17	$12,086	$12,921	$12,613	$12,881
11/17	$12,475	$13,317	$13,038	$13,303
12/17	$12,586	$13,465	$13,159	$13,430
1/18	$13,181	$14,236	$13,654	$14,079
2/18	$12,716	$13,711	$13,090	$13,594
3/18	$12,631	$13,363	$13,099	$13,513
4/18	$12,521	$13,414	$13,079	$13,398
5/18	$12,741	$13,737	$13,376	$13,643
6/18	$12,791	$13,822	$13,468	$13,697
7/18	$13,141	$14,336	$13,803	$14,086
8/18	$13,691	$14,803	$14,232	$14,681
9/18	$13,616	$14,887	$14,141	$14,602
10/18	$12,396	$13,870	$12,966	$13,299
11/18	$12,737	$14,153	$13,285	$13,677
12/18	$11,392	$12,875	$11,967	$12,236
1/19	$12,639	$13,906	$13,258	$13,585
2/19	$13,286	$14,353	$13,828	$14,291
3/19	$13,250	$14,632	$13,946	$14,263
4/19	$13,846	$15,224	$14,477	$14,918
5/19	$12,901	$14,257	$13,588	$13,895
6/19	$13,887	$15,262	$14,522	$14,971
7/19	$14,118	$15,481	$14,729	$15,224
8/19	$13,517	$15,236	$14,310	$14,584
9/19	$13,759	$15,521	$14,591	$14,840
10/19	$13,954	$15,857	$14,745	$15,061
11/19	$14,626	$16,433	$15,272	$15,793
12/19	$14,888	$16,928	$15,622	$16,086
1/20	$14,706	$16,922	$15,497	$15,897
2/20	$13,480	$15,529	$14,151	$14,561
3/20	$11,164	$13,611	$11,393	$12,017
4/20	$12,718	$15,356	$13,029	$13,708
5/20	$13,746	$16,087	$13,945	$14,829
6/20	$14,038	$16,407	$14,196	$15,151
7/20	$14,836	$17,332	$15,030	$16,022
8/20	$15,415	$18,578	$15,559	$16,652
9/20	$15,217	$17,872	$15,256	$16,442
10/20	$15,467	$17,397	$15,353	$16,720
11/20	$17,533	$19,301	$17,475	$18,984
12/20	$18,414	$20,043	$18,294	$19,957
1/21	$18,441	$19,841	$18,245	$19,995
2/21	$19,382	$20,388	$19,261	$21,032
3/21	$19,820	$21,281	$19,783	$21,523
4/21	$20,772	$22,416	$20,791	$22,566
5/21	$20,836	$22,573	$20,958	$22,639
6/21	$20,997	$23,100	$21,266	$22,823
7/21	$21,269	$23,649	$21,430	$23,134
8/21	$21,842	$24,368	$21,975	$23,774
9/21	$20,868	$23,234	$21,069	$22,718
10/21	$22,055	$24,862	$22,322	$24,033
11/21	$21,424	$24,690	$21,545	$23,352
12/21	$22,267	$25,797	$22,425	$24,280
1/22	$20,433	$24,462	$20,773	$22,285
2/22	$20,218	$23,729	$20,624	$22,053
3/22	$20,422	$24,610	$21,152	$22,299
4/22	$18,708	$22,464	$19,522	$20,423
5/22	$18,653	$22,505	$19,538	$20,354
6/22	$16,994	$20,648	$17,588	$18,538
7/22	$18,664	$22,552	$19,324	$20,370
8/22	$18,043	$21,632	$18,718	$19,694
9/22	$16,450	$19,640	$16,983	$17,957
10/22	$17,851	$21,230	$18,490	$19,510
11/22	$18,944	$22,416	$19,602	$20,714
12/22	$17,970	$21,125	$18,542	$19,648
1/23	$19,525	$22,452	$20,082	$21,354
2/23	$19,082	$21,904	$19,595	$20,881
3/23	$18,756	$22,708	$19,294	$20,508
4/23	$18,523	$23,063	$19,192	$20,256
5/23	$18,036	$23,163	$18,656	$19,729
6/23	$19,559	$24,693	$20,213	$21,413
7/23	$20,201	$25,487	$21,015	$22,116
8/23	$19,409	$25,081	$20,286	$21,251
9/23	$18,363	$23,885	$19,267	$20,113
10/23	$17,289	$23,383	$18,304	$18,948
11/23	$19,055	$25,518	$20,177	$20,895
12/23	$20,661	$26,678	$21,736	$22,676
1/24	$20,343	$27,126	$21,427	$22,340
2/24	$21,510	$28,574	$22,624	$23,630
3/24	$22,375	$29,494	$23,606	$24,596
4/24	$21,013	$28,289	$22,331	$23,104
5/24	$21,549	$29,692	$22,967	$23,708
6/24	$21,381	$30,757	$22,815	$23,532
7/24	$22,481	$31,132	$23,891	$24,750
8/24	$22,866	$31,887	$24,375	$25,181
9/24	$23,385	$32,568	$24,917	$25,763
10/24	$23,067	$32,272	$24,783	$25,425
11/24	$24,898	$34,167	$26,969	$27,465
12/24	$23,190	$33,352	$25,072	$25,580
1/25	$24,181	$34,281	$26,138	$26,682
2/25	$23,454	$33,834	$25,395	$25,892
3/25	$22,182	$31,928	$24,218	$24,489
4/25	$21,844	$31,711	$23,968	$24,126
5/25	$23,066	$33,707	$25,338	$25,485
6/25	$23,798	$35,421	$26,284	$26,307
7/25	$24,181	$36,216	$26,772	$26,739
8/25	$24,749	$36,950	$27,441	$27,382
9/25	$24,960	$38,299	$27,685	$27,631

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 10/30/15 (Inception)
Class A	6.75%	10.40%	10.19%
Class A with 4.75% Maximum Sales Charge	1.67%	9.34%	9.65%
S&P 500® Index	17.60%	16.46%	14.49%
Russell Midcap® Index	11.11%	12.65%	10.80%
Calvert US Mid-Cap Core Responsible IndexFootnote Reference1	7.25%	10.93%	10.78%

Performance Inception Date	Oct. 30, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 447,120,103
Holdings Count | Holding	631
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$447,120,103
# of Portfolio Holdings	631
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Energy	0.8%
Communication Services	3.4%
Materials	4.2%
Utilities	6.0%
Consumer Staples	6.3%
Real Estate	7.4%
Consumer Discretionary	9.9%
Health Care	10.8%
Financials	15.2%
Information Technology	15.6%
Industrials	20.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Marvell Technology, Inc.	0.7%
Corning, Inc.	0.6%
TE Connectivity PLC	0.6%
Quanta Services, Inc.	0.6%
United Rentals, Inc.	0.6%
Sempra	0.6%
Truist Financial Corp.	0.6%
General Motors Co.	0.5%
Vertiv Holdings Co., Class A	0.5%
Cummins, Inc.	0.5%
Total	5.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000161547
Shareholder Report [Line Items]
Fund Name	Calvert US Mid-Cap Core Responsible Index Fund
Class Name	Class I
Trading Symbol	CMJIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert US Mid-Cap Core Responsible Index Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class I	$25	0.24%

Expenses Paid, Amount	$ 25
Expense Ratio, Percent	0.24%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Index (the Index):

↓ Not owning Index component Palantir Technologies, Inc. hampered returns, as its shares gained strongly on AI-software contract wins and accelerated commercial growth

↓ Not owning Index component Robinhood Markets, Inc. hurt, as its stocks rallied with a return to profitability and increased retail and crypto trading activity

↓ Not owning Index component Strategy Inc. hurt, as the company outperformed due to strong software-subscription growth and favorable market positioning

↓ Among sectors, stock selection in information technology and financials, and stock selection and an overweight position in health care hampered returns

↑ An out-of-Index position in Snowflake Inc. aided returns as the company delivered strong product-revenue growth and expanded its enterprise customer base

↑ An out-of-Index position in data storage firm Seagate Technology Holdings PLC helped as robust high-capacity storage demand and supply-chain recovery boosted results

↑ An underweight position in D.R. Horton, Inc. aided returns, as housing affordability challenges and high financing costs weighed on new home orders

↑ Among sectors, an underweight position in materials helped Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class I	S&P 500® Index	Russell Midcap® Index	Calvert US Mid-Cap Core Responsible Index
12/15	$970,795	$987,155	$975,679	$970,862
3/16	$989,859	$1,000,460	$997,579	$993,081
6/16	$1,015,446	$1,025,024	$1,029,324	$1,019,286
9/16	$1,069,128	$1,064,509	$1,075,799	$1,073,911
12/16	$1,117,654	$1,105,218	$1,110,306	$1,123,519
3/17	$1,190,800	$1,172,262	$1,167,449	$1,198,309
6/17	$1,219,956	$1,208,463	$1,198,996	$1,229,214
9/17	$1,256,274	$1,262,607	$1,240,645	$1,266,356
12/17	$1,331,584	$1,346,504	$1,315,910	$1,343,011
3/18	$1,337,371	$1,336,283	$1,309,858	$1,351,283
6/18	$1,355,259	$1,382,169	$1,346,783	$1,369,672
9/18	$1,444,171	$1,488,745	$1,414,091	$1,460,155
12/18	$1,209,107	$1,287,469	$1,196,713	$1,223,594
3/19	$1,407,197	$1,463,183	$1,394,606	$1,426,312
6/19	$1,476,474	$1,526,156	$1,452,171	$1,497,107
9/19	$1,462,943	$1,552,074	$1,459,135	$1,483,994
12/19	$1,584,533	$1,692,847	$1,562,212	$1,608,637
3/20	$1,188,537	$1,361,083	$1,139,302	$1,201,733
6/20	$1,495,737	$1,640,694	$1,419,644	$1,515,054
9/20	$1,622,588	$1,787,198	$1,525,560	$1,644,200
12/20	$1,964,783	$2,004,310	$1,829,364	$1,995,708
3/21	$2,115,963	$2,128,076	$1,978,256	$2,152,312
6/21	$2,242,797	$2,310,001	$2,126,610	$2,282,255
9/21	$2,230,906	$2,323,447	$2,106,918	$2,271,792
12/21	$2,381,786	$2,579,656	$2,242,508	$2,427,954
3/22	$2,186,070	$2,461,030	$2,115,175	$2,229,913
6/22	$1,820,269	$2,064,776	$1,758,787	$1,853,812
9/22	$1,763,185	$1,963,962	$1,698,302	$1,795,725
12/22	$1,927,468	$2,112,458	$1,854,215	$1,964,787
3/23	$2,012,754	$2,270,831	$1,929,418	$2,050,766
6/23	$2,100,393	$2,469,349	$2,021,277	$2,141,346
9/23	$1,973,346	$2,388,517	$1,926,656	$2,011,314
12/23	$2,220,957	$2,667,773	$2,173,645	$2,267,635
3/24	$2,406,433	$2,949,381	$2,360,563	$2,459,569
6/24	$2,301,211	$3,075,726	$2,281,525	$2,353,221
9/24	$2,518,194	$3,256,781	$2,491,711	$2,576,325
12/24	$2,499,247	$3,335,242	$2,507,162	$2,557,959
3/25	$2,391,681	$3,192,755	$2,421,815	$2,448,861
6/25	$2,567,752	$3,542,119	$2,628,439	$2,630,726
9/25	$2,695,148	$3,829,899	$2,768,478	$2,763,103

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 10/30/15 (Inception)
Class I	7.03%	10.68%	10.50%
S&P 500® Index	17.60%	16.46%	14.49%
Russell Midcap® Index	11.11%	12.65%	10.80%
Calvert US Mid-Cap Core Responsible IndexFootnote Reference1	7.25%	10.93%	10.78%

Performance Inception Date	Oct. 30, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 447,120,103
Holdings Count | Holding	631
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$447,120,103
# of Portfolio Holdings	631
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Energy	0.8%
Communication Services	3.4%
Materials	4.2%
Utilities	6.0%
Consumer Staples	6.3%
Real Estate	7.4%
Consumer Discretionary	9.9%
Health Care	10.8%
Financials	15.2%
Information Technology	15.6%
Industrials	20.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Marvell Technology, Inc.	0.7%
Corning, Inc.	0.6%
TE Connectivity PLC	0.6%
Quanta Services, Inc.	0.6%
United Rentals, Inc.	0.6%
Sempra	0.6%
Truist Financial Corp.	0.6%
General Motors Co.	0.5%
Vertiv Holdings Co., Class A	0.5%
Cummins, Inc.	0.5%
Total	5.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745
C000235283
Shareholder Report [Line Items]
Fund Name	Calvert US Mid-Cap Core Responsible Index Fund
Class Name	Class R6
Trading Symbol	CMCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about the Calvert US Mid-Cap Core Responsible Index Fund for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at www.eatonvance.com/calvert-fund-documents.php. You can also request this information by contacting us at 1-800-368-2745.
Additional Information Phone Number	1-800-368-2745
Additional Information Website	www.eatonvance.com/calvert-fund-documents.php
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Class R6	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]

How did the Fund perform last year and what affected its performance?

Key contributors to (↑) and detractors from (↓) performance, relative to the Russell Midcap® Index (the Index):

↓ Not owning Index component Palantir Technologies, Inc. hampered returns, as its shares gained strongly on AI-software contract wins and accelerated commercial growth

↓ Not owning Index component Robinhood Markets, Inc. hurt, as its stocks rallied with a return to profitability and increased retail and crypto trading activity

↓ Not owning Index component Strategy Inc. hurt, as the company outperformed due to strong software-subscription growth and favorable market positioning

↓ Among sectors, stock selection in information technology and financials, and stock selection and an overweight position in health care hampered returns

↑ An out-of-Index position in Snowflake Inc. aided returns as the company delivered strong product-revenue growth and expanded its enterprise customer base

↑ An out-of-Index position in data storage firm Seagate Technology Holdings PLC helped as robust high-capacity storage demand and supply-chain recovery boosted results

↑ An underweight position in D.R. Horton, Inc. aided returns, as housing affordability challenges and high financing costs weighed on new home orders

↑ Among sectors, an underweight position in materials helped Index-relative returns

Performance Past Does Not Indicate Future [Text]	THE FUND'S PAST PERFORMANCE IS NO GUARANTEE OF FUTURE RESULTS.
Line Graph [Table Text Block]
	Class R6	S&P 500® Index	Russell Midcap® Index	Calvert US Mid-Cap Core Responsible Index
11/15	$4,987,500	$5,014,869	$5,012,741	$4,989,073
12/15	$4,853,974	$4,935,775	$4,878,393	$4,854,310
1/16	$4,522,850	$4,690,841	$4,558,755	$4,527,660
2/16	$4,593,088	$4,684,513	$4,610,283	$4,604,129
3/16	$4,949,297	$5,002,301	$4,987,894	$4,965,404
4/16	$5,006,993	$5,021,694	$5,040,622	$5,023,516
5/16	$5,094,791	$5,111,874	$5,123,286	$5,113,811
6/16	$5,077,231	$5,125,120	$5,146,621	$5,096,428
7/16	$5,300,489	$5,314,076	$5,381,593	$5,323,094
8/16	$5,320,557	$5,321,537	$5,368,150	$5,343,684
9/16	$5,345,642	$5,322,544	$5,378,995	$5,369,553
10/16	$5,197,640	$5,225,454	$5,208,304	$5,221,536
11/16	$5,533,781	$5,418,978	$5,489,182	$5,561,284
12/16	$5,588,270	$5,526,090	$5,551,529	$5,617,593
1/17	$5,757,069	$5,630,901	$5,685,500	$5,789,948
2/17	$5,941,213	$5,854,481	$5,846,384	$5,981,674
3/17	$5,954,001	$5,861,310	$5,837,246	$5,991,544
4/17	$6,005,152	$5,921,505	$5,882,209	$6,044,928
5/17	$6,058,861	$6,004,837	$5,935,936	$6,100,556
6/17	$6,099,782	$6,042,317	$5,994,982	$6,146,070
7/17	$6,163,721	$6,166,563	$6,083,250	$6,211,032
8/17	$6,097,225	$6,185,440	$6,035,974	$6,141,756
9/17	$6,281,369	$6,313,034	$6,203,224	$6,331,779
10/17	$6,388,786	$6,460,351	$6,306,737	$6,440,373
11/17	$6,595,949	$6,658,489	$6,518,942	$6,651,644
12/17	$6,657,919	$6,732,522	$6,579,548	$6,715,057
1/18	$6,973,584	$7,117,986	$6,827,241	$7,039,612
2/18	$6,728,943	$6,855,637	$6,545,230	$6,797,223
3/18	$6,686,855	$6,681,413	$6,549,289	$6,756,415
4/18	$6,628,983	$6,707,050	$6,539,320	$6,698,945
5/18	$6,749,988	$6,868,569	$6,687,748	$6,821,402
6/18	$6,776,293	$6,910,845	$6,733,913	$6,848,362
7/18	$6,965,693	$7,168,022	$6,901,682	$7,043,198
8/18	$7,260,314	$7,401,595	$7,116,056	$7,340,621
9/18	$7,220,856	$7,443,724	$7,070,453	$7,300,774
10/18	$6,573,741	$6,934,944	$6,483,009	$6,649,271
11/18	$6,757,251	$7,076,267	$6,642,354	$6,838,300
12/18	$6,045,534	$6,437,345	$5,983,565	$6,117,972
1/19	$6,711,246	$6,953,207	$6,629,026	$6,792,575
2/19	$7,054,927	$7,176,462	$6,913,767	$7,145,306
3/19	$7,035,984	$7,315,913	$6,973,031	$7,131,559
4/19	$7,355,310	$7,612,132	$7,238,363	$7,458,842
5/19	$6,854,672	$7,128,395	$6,794,181	$6,947,313
6/19	$7,382,371	$7,630,778	$7,260,857	$7,485,533
7/19	$7,504,148	$7,740,448	$7,364,534	$7,611,895
8/19	$7,187,528	$7,617,837	$7,154,771	$7,292,188
9/19	$7,314,717	$7,760,370	$7,295,674	$7,419,971
10/19	$7,422,963	$7,928,457	$7,372,390	$7,530,733
11/19	$7,780,175	$8,216,252	$7,635,871	$7,896,611
12/19	$7,922,664	$8,464,235	$7,811,060	$8,043,186
1/20	$7,828,904	$8,460,916	$7,748,447	$7,948,462
2/20	$7,175,347	$7,764,420	$7,075,406	$7,280,633
3/20	$5,942,687	$6,805,414	$5,696,508	$6,008,666
4/20	$6,772,733	$7,677,826	$6,514,628	$6,853,930
5/20	$7,324,259	$8,043,506	$6,972,604	$7,414,411
6/20	$7,478,686	$8,203,469	$7,098,221	$7,575,268
7/20	$7,908,876	$8,666,023	$7,515,032	$8,010,769
8/20	$8,214,972	$9,288,941	$7,779,255	$8,326,018
9/20	$8,112,940	$8,935,992	$7,627,802	$8,220,998
10/20	$8,248,064	$8,698,350	$7,676,430	$8,360,125
11/20	$9,351,115	$9,650,506	$8,737,470	$9,492,227
12/20	$9,823,914	$10,021,550	$9,146,819	$9,978,542
1/21	$9,840,900	$9,920,375	$9,122,628	$9,997,584
2/21	$10,344,836	$10,193,928	$9,630,682	$10,516,204
3/21	$10,579,817	$10,640,378	$9,891,279	$10,761,560
4/21	$11,092,246	$11,208,242	$10,395,389	$11,282,880
5/21	$11,126,219	$11,286,525	$10,478,815	$11,319,430
6/21	$11,213,983	$11,550,006	$10,633,048	$11,411,274
7/21	$11,361,200	$11,824,376	$10,714,851	$11,567,113
8/21	$11,669,790	$12,183,904	$10,987,250	$11,887,068
9/21	$11,154,530	$11,617,233	$10,534,588	$11,358,958
10/21	$11,791,528	$12,431,157	$11,161,181	$12,016,248
11/21	$11,457,458	$12,345,022	$10,772,547	$11,675,785
12/21	$11,908,928	$12,898,278	$11,212,542	$12,139,770
1/22	$10,930,352	$12,230,830	$10,386,504	$11,142,574
2/22	$10,816,767	$11,864,622	$10,311,806	$11,026,647
3/22	$10,927,439	$12,305,149	$10,575,873	$11,149,563
4/22	$10,015,848	$11,232,118	$9,761,173	$10,211,726
5/22	$9,986,724	$11,252,724	$9,768,950	$10,177,052
6/22	$9,101,345	$10,323,882	$8,793,933	$9,269,060
7/22	$9,998,374	$11,275,790	$9,662,017	$10,185,183
8/22	$9,666,357	$10,815,942	$9,358,893	$9,846,861
9/22	$8,818,840	$9,819,809	$8,491,511	$8,978,624
10/22	$9,570,247	$10,614,834	$9,245,159	$9,754,748
11/22	$10,158,558	$11,208,033	$9,800,762	$10,357,227
12/22	$9,639,395	$10,562,288	$9,271,077	$9,823,934
1/23	$10,473,120	$11,225,958	$10,040,974	$10,677,062
2/23	$10,240,384	$10,952,057	$9,797,435	$10,440,541
3/23	$10,066,568	$11,354,153	$9,647,089	$10,253,830
4/23	$9,942,835	$11,531,374	$9,596,138	$10,128,085
5/23	$9,683,585	$11,581,497	$9,328,015	$9,864,616
6/23	$10,505,526	$12,346,747	$10,106,383	$10,706,731
7/23	$10,853,157	$12,743,386	$10,507,283	$11,058,001
8/23	$10,428,930	$12,540,492	$10,142,848	$10,625,389
9/23	$9,869,185	$11,942,587	$9,633,279	$10,056,570
10/23	$9,294,710	$11,691,476	$9,152,101	$9,473,874
11/23	$10,243,330	$12,759,205	$10,088,436	$10,447,660
12/23	$11,110,030	$13,338,863	$10,868,223	$11,338,174
1/24	$10,943,185	$13,563,013	$10,713,467	$11,170,007
2/24	$11,571,830	$14,287,219	$11,312,017	$11,815,223
3/24	$12,042,569	$14,746,904	$11,802,815	$12,297,846
4/24	$11,312,626	$14,144,573	$11,165,250	$11,551,808
5/24	$11,604,603	$14,845,927	$11,483,693	$11,853,879
6/24	$11,515,222	$15,378,630	$11,407,625	$11,766,106
7/24	$12,111,094	$15,565,825	$11,945,263	$12,375,039
8/24	$12,319,649	$15,943,400	$12,187,302	$12,590,278
9/24	$12,602,688	$16,283,905	$12,458,556	$12,881,623
10/24	$12,435,844	$16,136,233	$12,391,449	$12,712,377
11/24	$13,427,971	$17,083,449	$13,484,614	$13,732,308
12/24	$12,508,328	$16,676,210	$12,535,810	$12,789,797
1/25	$13,044,701	$17,140,599	$13,069,136	$13,340,898
2/25	$12,655,981	$16,916,946	$12,697,539	$12,946,106
3/25	$11,971,955	$15,963,773	$12,109,074	$12,244,307
4/25	$11,794,169	$15,855,524	$11,984,119	$12,063,130
5/25	$12,457,101	$16,853,545	$12,669,165	$12,742,658
6/25	$12,854,861	$17,710,593	$13,142,196	$13,153,628
7/25	$13,065,794	$18,108,071	$13,386,053	$13,369,549
8/25	$13,376,167	$18,475,149	$13,720,427	$13,691,003
9/25	$13,493,687	$19,149,494	$13,842,389	$13,815,517

Average Annual Return [Table Text Block]
Fund	1 Year	5 Years	Since 10/30/15 (Inception)
Class R6	7.07%	10.70%	10.52%
S&P 500® Index	17.60%	16.46%	14.49%
Russell Midcap® Index	11.11%	12.65%	10.80%
Calvert US Mid-Cap Core Responsible IndexFootnote Reference2	7.25%	10.93%	10.78%

Performance Inception Date	Oct. 30, 2015
No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder would pay on Fund distributions or redemption of Fund shares.
Updated Performance Information Location [Text Block]	For more recent performance information, visit www.eatonvance.com/performance.php.
AssetsNet	$ 447,120,103
Holdings Count | Holding	631
Advisory Fees Paid, Amount	$ 0
InvestmentCompanyPortfolioTurnover	27.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Total Net Assets	$447,120,103
# of Portfolio Holdings	631
Portfolio Turnover Rate	27%
Total Advisory Fees Paid (net of waiver)	$0

Holdings [Text Block]

Sector Allocation (% of total investments)

Value	Value
Short-Term Investments	0.3%
Energy	0.8%
Communication Services	3.4%
Materials	4.2%
Utilities	6.0%
Consumer Staples	6.3%
Real Estate	7.4%
Consumer Discretionary	9.9%
Health Care	10.8%
Financials	15.2%
Information Technology	15.6%
Industrials	20.1%

Top Ten Holdings (% of total investments)Footnote Referencea

Marvell Technology, Inc.	0.7%
Corning, Inc.	0.6%
TE Connectivity PLC	0.6%
Quanta Services, Inc.	0.6%
United Rentals, Inc.	0.6%
Sempra	0.6%
Truist Financial Corp.	0.6%
General Motors Co.	0.5%
Vertiv Holdings Co., Class A	0.5%
Cummins, Inc.	0.5%
Total	5.8%
Footnote	Description
Footnote[a]	Excluding cash equivalents

Material Fund Change [Text Block]
Updated Prospectus Phone Number	1-800-368-2745